[EATON VANCE LOGO]


ANNUAL REPORT NOVEMBER 30, 1999

EATON VANCE
MUNICIPAL
INCOME TRUSTS

GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION

[Picture of a bridge]

EDUCATION


California
Florida
Massachusetts
Michigan
New Jersey
New York
Ohio
Pennsylvania

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30,1999

LETTER TO SHAREHOLDERS


[Picture of Thomas J. Fetter, President]


1999 has proven a very challenging year for investors, as a continuing strong economy has led to higher interest rates and a difficult environment for fixed-income vehicles. Amid a continuing robust economy, the Federal Reserve has maintained a watchful eye for any sign of inflation. On three occasions during the year, the Fed raised its Federal Funds rate - a key barometer of short-term interest rates - in an attempt to reduce the potential for inflation. The Fed actions kept the bond markets - including the municipal market on the defensive for much of the year.

In the wake of this year's market decline, municipal yields nearly equal Treasury yields...

The rising interest rate environment that characterized this fiscal period produced negative total returns for municipal bonds - including Eaton Vance Municipal Income Trusts. In last year's flight to quality, the ratio of Treasury yields to municipal yields reached historically high levels, with municipal yields actually equalling Treasury yields at one point. By November 30, 1999, those ratios had narrowed, but only slightly. Municipal yields still equalled around 96% of Treasury yields at November 30, 1999, representing exceptional value in a tax-exempt investment. At November 30, the Trusts offered market yields that were well above the average tax-exempt bond yields.

A growing budget surplus suggests a favorable long-term outlook for municipal bonds...

A strong economy combined with low inflation has resulted in the first budget surpluses in a generation and created an excellent long-term scenario for bonds. In addition, the forward calendar of new municipal issuance is significantly lighter than in recent years. That will be a positive factor for municipal bonds because the market should be less impacted by supply pressures. As a result, municipal bonds should remain an attractive income alternative for tax-conscious investors.



Municipal bonds yield 96% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds

Taxable equivalent yield in 36% tax bracket

30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a reprasentative variety of general obligation and are not necessarily represantative of the Funds' yield. Statistics as of Novemmber 30, 1999.

Past performance no guarantee of future results.
Source Bloomberg LP.


Eaton Vance Municipal
Income Trusts offer tax-exempt income, flexibility, and liquidity...


Municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance Municipal Income Trusts are designed to deliver tax-exempt income together with the flexibility of a closed-end fund and the liquidity afforded by trading on the American Stock Exchange. We believe that the Trusts will continue to provide promising opportunities for their tax-conscious shareholders.



                             Sincerely,






                             /s/ Thomas J. Fetter
                             THOMAS J. FETTER
                             PRESIDENT
                             JANUARY 12, 2000

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Cynthia J. Clemson, Portfolio Manager]

INVESTMENT
-------------------------------------------------------------------------------

- The California economy maintained its momentum in 1999, adding around 350,000 new jobs in the past 12 months, fueled primarily by the services sector, technology, business services, biotechnology, multimedia, electronics and entertainment. The state's November 1999 unemployment rate declined to 4.8% from 5.9% a year ago.

- California's construction sector remained in a fast-growth mode. More than 88,000 construction jobs have been created in the past year, an 8.3% increase. Specialty trades such as plumbing, painting, flooring and electrical workers led the way.

- The strong economic news was tempered somewhat in the manufacturing sector, which registered a job decline. Cutbacks in the aerospace sector have been especially severe, impacting suppliers such as metals manufacturers.

THE TRUST
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -20.70% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $11.438 on November 30, 1999, and the reinvestment of $0.510 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -19.37% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.63 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.438 the Trust had a market yield of 6.69% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- Reflecting the increasing pace of development in California, infrastructure-related bonds played a major role in the Trust. Water and sewer issues, transportation bonds and special assessment issues have been in ample supply, as communities struggle to meet the demands imposed by rapid growth.

- Hospital bonds have also provided an attractive opportunitiy for the Trust. With changing Medicare reimbursement rules and an increased focus on cost containment, the Trust's hospital investments have focused on those institutions that are well-positioned for the newly competitive environment.

- Management continued to focus on bonds that have superior call protection. Over the long-term, management believes that providing consistent call protection is an increasingly important strategic consideration.


Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments


[pie chart]

AAA         48.7%
AA           5.6%
A           18.1%
BBB         10.5%
Non-Rated   17.1%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -20.70%

Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -19.37%


Sector Weightings(2)

Insured - Transportation*    12.1%
Special Tax Revenue          11.3%
Insured - Water & Sewer*     10.1%
Hospital                      9.1%
Education                     8.3%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Cynthia J. Clemson, Portfolio Manager]

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The Florida economy expanded further in 1999, with the fast-growing service sector leading the way. Propelled by tourism and retirement services, Florida has added 300,000 employees to its service sector payrolls in the past three years alone. The November 1999 jobless rate was just 4.0%, down from 4.2% a year earlier.

- Tourism remained a prime economic force, with theme park and convention business posting strong gains. In addition to the opening of new parks, the cruise business registered further growth. Every major cruise line in the state has ordered at least one new cruise ship.

- Florida's manufacturing sector has weakened in 1999 in response to slower foreign demand. Exports, which slowed to a 5% growth rate in 1998, have suffered from continued weak demand from Asia. Melbourne's aerospace industry was a notable exception, recording exceptionally strong order growth during the year.

THE TRUST
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST YEAR


- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -27.62% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $10.438 on November 30, 1999, and the reinvestment of $0.502 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -18.39% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.77 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.438 the Trust had a market yield of 7.21% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- While issuance within Florida was strong, the insured* sector continued to dominate the market. As a result, insured* bonds made up a significant portion of the Trust's net assets, 45.1% at November 30, 1999. Insured* water and sewer, special tax issues and transportation bonds were among the Trust's largest weightings.

- The Trust took advantage of the recent rise in interest rates by establishing tax losses that can be used to offset future capital gains. The proceeds of those sales were used to buy bonds with more attractive yields, as they became available.

- Management continued to focus on bonds that have superior call protection. Over the long-term, management believes that providing consistent call protection is an increasingly important strategic consideration.


Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments

[Pie chart]

AAA         47.7%
AA          20.1%
A           11.5%
BBB          5.5%
BB           1.1%
Non-Rated   14.1%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -27.62%

Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -18.39%


Sector Weightings(2)

Insured - Special Tax Revenue 15.4%
Hospital 13.5%
Insured - Water & Sewer 12.3%
General Obligation 7.9%
Water & Sewer 7.6%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Robert B. MacIntosh, Portfolio Manager]

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The Massachusetts economy continued to advance in 1999. Personal income growth in Massachusetts was third highest in the nation, 24% higher than the national average. The November 1999 unemployment rate was 3.2%, well below the national rate. Financial services, retail trade, health services and technology were again among the largest sources of new jobs.

- The construction sector added significantly to employment in the Commonwealth. Residential and commercial building have been aided by a strong housing market and large commercial projects like Boston's Central Artery and Seaport projects.

- Massachusetts tax revenues continued to mirror the robust state economy in 1999. Tax revenues rose, reflecting a sharp increase in individual income tax collections and capital gains taxes from a rising stock market.

THE TRUST
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -20.68% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $11.438 on November 30, 1999, and the reinvestment of $0.510 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -20.46% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.47 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.438 the Trust had a market yield of 6.69% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- Education bonds remained the Trust's largest sector concentration at November 30, 1999. The bonds provided competitive yields in well-regarded issuers. Among the Trust's education holdings were bonds for Brandeis University, Wellesley College, Tufts Univer-sity and Boston University.

- In a difficult climate for bonds, the Trust's large weighting of insured* issues represented a very high quality investment. These bonds also provided excellent liquidity while management searched for opportunities among non-rated and lower-rated, investment grade bonds.

- The Trust took advantage of the rising rate environment to establish tax losses, which can be used to offset future capital gains. The proceeds of these sales were used to purchase selected non-rated bonds.


Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments

[Pie chart]

AAA         47.1%
AA          12.9%
A           15.6%
BBB         16.1%
BB           1.3%
Non-Rated+   7.0%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -20.68%

Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -20.46%

Sector Weightings(2)

Education                 24.0%
Insured - Education*      15.1%
Hospital                  12.5%
Insured - Hospital*        9.0%
Insured - Transportation*  7.6%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

(+) In the opinion of management, 1.3% of the 7.0% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of William H. Ahern, Jr. Portfolio Manager]

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- Michigan's economy continued to generate new jobs in 1999. The state's November 1999 jobless rate declined to 3.7%, slightly below the 3.8% level of a year ago. Job growth in non-manufacturing areas offset weaker export demand from Asia. Meanwhile, Michigan's total work force expanded by nearly 70,000 workers through the third quarter of 1999.

- Auto industry employment now constitutes roughly 6% of the state's work force, down from 10% in 1980. Nonetheless, the auto sector contributes mightily to the Michigan economy, generating around 13% of the state's total income.

- Michigan's tax-advantaged Renaissance Zones have proven to be among the most innovative economic incentives in the country. Assistance in site development and tax credits for new job creation have contributed to a rising number of start-up businesses and expansions of older industries.

THE TRUST
-------------------------------------------------------------------------------

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -24.66% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $10.875 on November 30, 1999, and the reinvestment of $0.500 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -17.98% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.84 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.875 the Trust had a market yield of 6.89% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- In a difficult market environment, the Trust's holdings were very well-diversified, dominated by insured* bonds which are of high quality and provide excellent liquidity. The Trust has consistently maintained its yield objective and should be well-positioned in the event of a decline in interest rates.

- General obligations constituted the Trust's largest sector weighting at November 30, 1999, with an emphasis on insured* local school district bonds. The Trust remained very selective in the hospital sector, focusing on institutions able to operate effectively in an increasingly competitive climate.

- As the municipal market has settled in recent months, the Trust has pared its insured holdings in favor of selected non-rated and lower-rated bonds. These issues afforded the Trust attractive yields as well as the possibility of future rating upgrades.

- William H. Ahern, Jr. is now the portfolio manager of the Trust. Mr. Ahern is a vice president of Eaton Vance Management and manages other Eaton Vance municipal portfolios.

Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments

[Pie chart]

AAA         71.6%
AA          10.1%
A            4.2%
BB           5.2%
Non-Rated    8.9%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------

TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -24.66%

Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -17.98%


Sector Weightings(2)

Insured - General Obligation*  46.6%
Hospital                       18.7%
Insured - Hospital*             8.9%
Transportation                  5.4%
Insured - Education*            4.6%


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Robert B. MacIntosh Portfolio Manager]

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The New Jersey economy continued to expand in 1999. The service sector, especially retailing, personnel supply services, and computer programming, again generated the lion's share of new jobs, while manufacturing fared less well. The state's November 1999 unemployment rate was 4.3%, down from 4.5% a year ago.

- Construction activity in New Jersey remained brisk, benefiting from continued low interest rates and strong consumer confidence. Residential building permits rose 19% in the first half of 1999 compared to the same period a year ago.

- New Jersey continued to benefit from its proximity to New York's financial markets. Financial services giant Merrill Lynch began construction this year on a 450-acre office complex in Hopewell Township. When completed in late 2000, the facility is expected to employ 1,500 workers.

THE TRUST
-------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -24.64% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $10.875 on November 30, 1999, and the reinvestment of $0.500 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -18.78% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.72 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.875 the Trust had a market yield of 6.90% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- Insured* education bonds constituted the Trust's largest sector weighting at November 30, 1999. The bonds provided excellent liquidity in well-regarded credits, including issues for Rutgers University and the Educational Testing Service in Princeton.

- In a robust economy, transportation issues have played a major role in the Trust. Entities such as the Port Authority of New York & New Jersey and the New Jersey Transportation Authority have been prominent in the efforts to meet the state's rising transportation needs.

- The health care market in New Jersey has become increasingly competitive, especially among continuing care retirement communities (CCRC). As competing CCRCs have saturated some communities, the Trust has avoided additional investments in this segment of the New Jersey market.


Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments


[Pie chart]

AAA         66.7%
AA           7.9%
A            2.7%
BBB          8.3%
BB           2.9%
Non-Rated+  11.5%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -24.64%





Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -18.78%


Sector Weightings(2)

Insured - Education*           12.1%
Insured - Transportation*      10.8%
Hospital                        7.8%
Transportation                  7.3%
Insured - Special Tax Revenue*  6.8%


(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

(+) In the opinion of management, 5.3% of the 11.5% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Thomas J. Fetter Portfolio Manager]

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- New York state's economy made further gains in 1999, although subject to significant regional disparities. Finance continued to generate strong job growth in the New York City area, while upstate New York showed new signs of momentum. The state's November 1999 jobless rate was 5.0%, an improvement from the 5.5% level of a year ago.

- Wall Street continued to play a major role in the New York City economy. The securities industry accounted for around 20% of city residents' total earnings. Wall Street has also been a prime driver of job creation, with 9% of all jobs tied to the securities industry.

- Manufacturing remained a sore spot for the state, with continuing losses in the auto and electronics industries. However, computer manufacturing again proved an exception. Since 1992, 43,000 new jobs have been created in the computer industry.

THE TRUST
-------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -25.00% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $10.8125 on November 30, 1999, and the reinvestment of $0.510 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -18.15% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.80 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.81 the Trust had a market yield of 7.08% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- Insured* education bonds were among the Trust's largest sector weightings at November 30, 1999. The New York State Dormitory Authority, which provides funding for a wide range of New York's institutional housing needs, has long been an active and well-regarded state issuer.

- The Trust limited its exposure to the hospital sector. As in many other states, the New York hospital market has been characterized by increasing competition and uncertainty due to changing Medicare reimbursement policies.

- Management continued to improve the Fund's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates, thereby making call protection an increasingly important strategic consideration.


Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments

[Pie chart]

AAA         46.6%
AA           5.6%
A           29.2%
BBB          5.1%
Non-Rated+  13.5%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/9)              -25.00%

Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -18.15%



Sector Weightings(2)

Hospital                   10.9%
Education                  10.2%
Insured - Transportation*   8.9%
Insured - Education*        6.7%
General Obligations         6.5%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

(+) In the opinion of management, 4.0% of the 13.5% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE OHIO MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Thomas J. Fetter Portfolio Manager]

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

- The Ohio economy remained strong in 1999 and continued to generate impressive job growth, despite a labor dispute in the steel industry. Over the past year, the number of employed Ohioans reached 5.6 million. The state's November 1999 jobless rate was 4.0%, slightly below the 4.1% rate of a year ago.

- Ohio's manufacturing sector posted impressive gains, amid strong domestic demand for durable goods and an improving trade picture with the U.S. neighboring trade partners.

- The Greater Cincinnati area remains an increasingly important, regional financial services center. In the most recent expansion, Fifth Third Bancorp unveiled plans to build a new operations center in Madisonville. The new facility will house 2,000 employees and will be backed, in part, by state and city tax abatements.

THE TRUST
-------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -22.06% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $11.25 on November 30, 1999, and the reinvestment of $0.502 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -17.49% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.91 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $11.25 the Trust had a market yield of 6.69% at November 30, 1999.(1)

MANAGEMENT DISCUSSION

- Hospital and insured* hospital bonds were among the Trust's largest weightings at November 30, 1999. The Trust emphasized institutions, such as Franklin County's Children's Hospital, that have strong market niches. This teaching facility provides pediatrics, surgery and basic health care for 300,000 children annually.

- Industrial development bonds (IDB) played a prominent role in the Trust's investments. The Trust's IDB holdings offered attractive yields from issuers that included General Motors Corp., Ford Motor Co. and Anheuser-Busch.

- The Trust took advantage of the recent rise in interest rates by establishing tax losses that can be used to offset future capital gains. The proceeds of those sales were used to buy bonds with more attractive yields, as they became available.


Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments

[Pie chart]

AAA         39.3%
AA          15.8%
A           20.5%
BBB          7.8%
BB           3.3%
Non-Rated+  13.3%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -22.06%


Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -17.49%


Sector Weightings(2)

Industrial Development Revenue   22.2%
Hospital                         18.1%
Insured - Hospital*              12.7%
General Obligations               7.8%
Insured - General Obligations*    6.2%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

(+) In the opinion of management, 5.6% of the 13.3% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade rating.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

MANAGEMENT DISCUSSION

[Picture of Cynthia J. Clemson Portfolio Manager]

INVESTMENT ENVIRONMENT

- The Pennsylvania economy posted strong growth in the past year, generating
  around 20,000 new jobs. The service sector   was the main driver of job
  creation, with business services, financial services and entertainment leading the way. The jobless rate was 4.3% in November 1999, down from the 4.5% rate of a year ago.

- Pittsburgh is in the middle of a construction boom, with office building projects under way for companies such as PNCBank and Mellon Bank. By 2001, the expansion of the city's Lawrence Convention Center should be completed, as will new stadiums for the Pittsburgh Pirates and Pittsburgh Steelers.

- The manufacturing sector again shed jobs over the past year due to weakness in exports to crisis-plagued Asia. Electronics, machinery and transportation equipment displayed weakness, while furniture and lumber production remained stable.

THE TRUST
-------------------------------------------------------------------------------
PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of -25.50% for the period from its inception on January 29, 1999 through November 30, 1999. That return was the result of a decline in share price from $15.00 on January 29, 1999 to $10.75 on November 30, 1999, and the reinvestment of $0.502 in regular monthly dividends.

- Based on net asset value, the Trust had a total return of -17.94% for the period ended November 30, 1999. That return was the result of a decline in net asset value from $15.00 on January 29, 1999 to $11.84 on November 30, 1999, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $10.75 the Trust had a market yield of 7.00% at November 30, 1999.1

MANAGEMENT DISCUSSION

- Insured* hospital bonds were among the Trust's largest sector weightings at November 30, 1999. The Trust focused on well-situated institutions like Abington Memorial Hospital, a teaching hospital with specialities in cardiac care, psychiatry, cancer treatment, rehabilitation, women's health and pediatrics.

- Education bonds were prominent Trust holdings. The Pennsylvania Higher Education Authority provides funding for projects within the Commonwealth's public college system as well as for private institutions such as Temple University.

- Call protection has been an important investment criterion for the Trust, providing a measure of protection against untimely calls and helping to maintain dividend levels. Call protection has become especially important in the past year as the pace of bond calls has quickened.

- Cynthia J. Clemson is now the portfolio manager of the Trust. Ms. Clemson is a vice president of Eaton Vance Management and manages other Eaton Vance municipal portfolios.

Rating Distribution(2)
-------------------------------------------------------------------------------
By total investments

[Pie chart]

AAA         71.2%
AA           4.5%
A            5.4%
BB          11.8%
Non-Rated    7.1%

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
-------------------------------------------------------------------------------

TRUST INFORMATION
as of November 30, 1999

Performance(3)
-------------------------------------------------------------------------------

Cumulative Total Return (by market value, American Stock Exchange)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -25.50%

Cumulative Total Return (at net asset value)
-------------------------------------------------------------------------------
Life of Trust (1/29/99)             -17.94%


Sector Weightings(2)

Insured - Hospital*             24.4%
Insured - Education*            18.4%
Insured - General Obligation*    8.4%
Education                        8.1%
Industrial Development Revenue   7.7%

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Sector Weightings are subject to change.

(3) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

(*) Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Education -- 8.3%
-----------------------------------------------------------------------------
      $ 2,500          California Educational Facilities
                       Authority, (Pepperdine University),
                       5.00%, 11/1/29                            $  2,158,900
        3,770          California Educational Facilities
                       Authority, (Pooled College and
                       University), 5.10%, 4/1/23                   3,288,910
        4,350          California Educational Facilities
                       Authority, (Santa Clara University),
                       5.00%, 9/1/23                                3,855,318
        2,500          California Educational Facilities
                       Authority, (University of Southern
                       California), 5.50%, 10/1/27                  2,365,500
-----------------------------------------------------------------------------
                                                                 $ 11,668,628
-----------------------------------------------------------------------------
Electric Utilities -- 1.8%
-----------------------------------------------------------------------------
      $ 2,975          Guam Power Authority, 5.125%, 10/1/29     $  2,529,910
-----------------------------------------------------------------------------
                                                                 $  2,529,910
-----------------------------------------------------------------------------
General Obligations -- 6.3%
-----------------------------------------------------------------------------
      $ 4,500          California, 5.00%, 10/1/27                $  3,907,935
        2,000          Capistrano Unified School District,
                       5.75%, 9/1/29                                1,785,440
          600          Manteca Unified School District,
                       5.80%, 9/1/24                                  543,468
        3,625          Puerto Rico, Variable Rate, 7/1/27(1)(2)     2,743,762
-----------------------------------------------------------------------------
                                                                 $  8,980,605
-----------------------------------------------------------------------------
Hospital -- 9.1%
-----------------------------------------------------------------------------
      $ 2,000          California Health Facilities Financing
                       Authority, (Cedars-Sinai Medical
                       Center), 6.25%, 12/1/34                   $  1,992,380
        5,000          California Statewide Communities
                       Development Authority, (Children's
                       Hospital of Los Angeles),
                       5.25%, 8/15/29                               4,242,250
        1,750          California Statewide Communities
                       Development Authority, (Sonoma County
                       Indian Health), 6.40%, 9/1/29                1,591,870
        1,000          Stockton Health Facilities Authority,
                       (Dameron Hospital), 5.70%, 12/1/14             923,610
        2,000          Tahoe Forest Hospital District,
                       5.85%, 7/1/22                                1,787,440
        2,750          Washington Township, Health Care
                       District, 5.25%, 7/1/29                      2,376,137
-----------------------------------------------------------------------------
                                                                 $ 12,913,687
-----------------------------------------------------------------------------
Housing -- 5.9%
-----------------------------------------------------------------------------
      $ 1,750          California Statewide Communities
                       Development Authority, (Chesapeake Bay
                       Apartments), 6.00%, 6/1/32                $  1,624,000
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Housing (continued)
-----------------------------------------------------------------------------
      $ 1,750          California Statewide Communities
                       Development Authority, (Nantucket Bay
                       Apartments), 6.00%, 6/1/32                $  1,624,000
        1,700          California Statewide Communities
                       Development Authority, (Oaks at Sunset
                       Apartments), 6.00%, 6/1/36                   1,573,690
          800          Commerce, (Hermitage III Senior
                       Apartments), 6.50%, 12/1/29                    795,816
          450          Commerce, (Hermitage III Senior
                       Apartments), 6.85%, 12/1/29                    447,727
        2,765          Monterey County Housing Authority,
                       Multifamily, (Parkside Manor
                       Apartments), 5.00%, 1/1/29                   2,317,070
-----------------------------------------------------------------------------
                                                                 $  8,382,303
-----------------------------------------------------------------------------
Insured-Education -- 2.5%
-----------------------------------------------------------------------------
      $ 3,730          California Public Works Board,
                       (California Community Colleges), (MBIA),
                       5.25%, 9/1/19                             $  3,496,539
-----------------------------------------------------------------------------
                                                                 $  3,496,539
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 3.2%
-----------------------------------------------------------------------------
      $   750          California Pollution Control Financing
                       Authority, (Southern California Edison
                       Co.), (MBIA), 5.45%, 9/1/29               $    705,360
        3,250          California Pollution Control Financing
                       Authority, (Southern California Edison
                       Co.), (MBIA), (AMT), 5.55%, 9/1/31           3,052,823
          750          Los Angeles Department of Water and
                       Power, (FSA), 5.50%, 6/15/29                   709,755
-----------------------------------------------------------------------------
                                                                 $  4,467,938
-----------------------------------------------------------------------------
Insured-General Obligations -- 0.9%
-----------------------------------------------------------------------------
      $ 3,650          Burbank Unified School District, (FGIC),
                       0.00%, 8/1/18                             $  1,213,808
-----------------------------------------------------------------------------
                                                                 $  1,213,808
-----------------------------------------------------------------------------
Insured-Hospital -- 5.0%
-----------------------------------------------------------------------------
      $ 7,500          California Health Facilities Authority,
                       (Little Company of Mary Health
                       Services), (AMBAC), 4.50%, 10/1/28        $  5,926,725
        1,245          California Statewide Communities
                       Development Authority, (Sutter Health)
                       (Residual Certificates), (FSA), Variable
                       Rate, 8/15/27(2)(3)                          1,136,424
-----------------------------------------------------------------------------
                                                                 $  7,063,149
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.0%
-----------------------------------------------------------------------------
      $11,500          Anaheim Public Financing Authority,
                       (Public Improvements), (FSA),
                       0.00%, 9/1/28                             $  2,018,020
        4,400          San Diego (Convention Center Expansion
                       Financing), (AMBAC), 4.75%, 4/1/28           3,657,280
        3,750          San Mateo County Joint Powers Financing
                       Authority, (FSA), Variable Rate,
                       7/15/29(1)(2)                                2,776,875
-----------------------------------------------------------------------------
                                                                 $  8,452,175
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.5%
-----------------------------------------------------------------------------
      $ 5,000          Pasadena, (Community Facilities District
                       North 1), (FSA), 5.25%, 12/1/25           $  4,567,500
          525          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                      329,858
-----------------------------------------------------------------------------
                                                                 $  4,897,358
-----------------------------------------------------------------------------
Insured-Transportation -- 12.1%
-----------------------------------------------------------------------------
      $ 3,500          Alameda Corridor Transportation
                       Authority, (MBIA), 4.75%, 1/1/25          $  2,930,865
        5,130          Foothills/Eastern Transportation
                       Corridor Agency, (FSA), 0.00%, 1/1/26        1,079,506
        2,300          Port Oakland, (MBIA), (AMT),
                       5.375%, 11/1/25                              2,096,611
        2,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              1,632,140
          500          Puerto Rico Highway and Transportation
                       Authority, (MBIA), 5.50%, 7/1/26               478,785
        4,000          San Francisco City and County Airports
                       Commission, (International Airport),
                       (FSA), 4.75%, 5/1/29                         3,315,240
        6,000          San Francisco, (Bay Area Rapid
                       Transportation District), (FGIC),
                       5.50%, 7/1/34                                5,633,940
-----------------------------------------------------------------------------
                                                                 $ 17,167,087
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 10.1%
-----------------------------------------------------------------------------
      $ 5,000          Contra Costa County, Water District,
                       (MBIA), 5.00%, 10/1/24                    $  4,396,200
        4,000          East Bay Municipal Utilities District,
                       Wastewater Treatment System, (FGIC),
                       5.00%, 6/1/26                                3,503,560
        5,500          Metropolitan Water District, (Southern
                       California Waterworks), (MBIA),
                       4.75%, 7/1/21                                4,694,415
        2,000          San Diego County Water Authority,
                       (FGIC), 4.75%, 5/1/28                        1,662,060
-----------------------------------------------------------------------------
                                                                 $ 14,256,235
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.3%
-----------------------------------------------------------------------------
      $ 4,000          Duarte, COPS, 5.25%, 4/1/24               $  3,347,800
        4,000          Sacramento City Financing Authority,
                       5.40%, 11/1/20                               3,775,000
          500          Turlock Public Financing Authority,
                       5.45%, 9/1/24                                  440,040
-----------------------------------------------------------------------------
                                                                 $  7,562,840
-----------------------------------------------------------------------------
Special Tax Revenue -- 11.3%
-----------------------------------------------------------------------------
      $ 1,500          Bonita Canyon Public Facilities
                       Financing Authority, 5.375%, 9/1/28       $  1,268,685
          895          Brentwood Infrastructure Financing
                       Authority, 5.625%, 9/2/29                      784,450
        1,000          Brentwood Infrastructure Financing
                       Authority, 6.00%, 9/1/29                       925,180
        2,000          Corona Public Financing Authority,
                       5.80%, 9/1/20                                1,850,260
        1,590          Fontana Redevelopment Agency, (Jurupa
                       Hills), 5.60%, 10/1/27                       1,413,303
          750          Irvine, (Improvement Bond Act of 1915),
                       5.50%, 9/2/22                                  671,663
        1,000          Irvine, (Improvement Bond Act of 1915),
                       6.00%, 9/2/23                                  942,670
        1,750          Lincoln Public Financing Authority,
                       (Twelve Bridges), 6.20%, 9/2/25              1,668,835
        2,465          Oakland Joint Powers Financing
                       Authority, 5.40%, 9/2/18                     2,303,543
        1,000          Oakland Joint Powers Financing
                       Authority, 5.50%, 9/2/24                       921,970
          250          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)         188,050
          700          Rancho Cucamonga Public Financing
                       Authority, 6.00%, 9/2/20                       663,775
        1,250          Roseville Special Tax, 6.30%, 9/1/25         1,207,450
        1,325          San Pablo Redevelopment Agency,
                       5.65%, 12/1/23                               1,186,100
-----------------------------------------------------------------------------
                                                                 $ 15,995,934
-----------------------------------------------------------------------------
Transportation -- 4.5%
-----------------------------------------------------------------------------
      $ 3,750          Los Angeles County Metropolitan
                       Transportation Authority, Variable Rate,
                       7/1/28(1)(2)                              $  2,479,875
        1,170          Port Redwood City, (AMT),
                       5.125%, 6/1/30                                 967,660
        2,515          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/28(2)(3)       1,580,175
        1,495          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/26(2)(3)       1,293,040
-----------------------------------------------------------------------------
                                                                 $  6,320,750
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Water and Sewer -- 2.1%
-----------------------------------------------------------------------------
      $ 2,500          Metropolitan Water District, (Southern
                       California Waterworks), Variable Rate,
                       7/1/27(2)(3)                              $  1,535,125
        1,500          Santa Margarita Water District,
                       6.20%, 9/1/20                                1,453,080
-----------------------------------------------------------------------------
                                                                 $  2,988,205
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $155,289,304)                                $138,357,151
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                           $  2,988,733
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $141,345,884
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 44.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.2% to 15.8% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 1.1%
----------------------------------------------------------------------------
       $1,000          Volusia County Educational Facilities
                       Authority, (Embry Riddle Aeronautical),
                       5.75%, 10/15/29                           $   921,900
----------------------------------------------------------------------------
                                                                 $   921,900
----------------------------------------------------------------------------
Electric Utilities -- 4.5%
----------------------------------------------------------------------------
       $1,600          Burke County, GA, (Georgia Power Co.),
                       (AMT), 5.45%, 5/1/34                      $ 1,416,464
        1,100          Guam Power Authority, 5.125%, 10/1/29         935,429
        2,000          Jacksonville Electric Authority,
                       Variable Rate, 10/1/32(1)(2)                1,464,360
----------------------------------------------------------------------------
                                                                 $ 3,816,253
----------------------------------------------------------------------------
General Obligations -- 7.9%
----------------------------------------------------------------------------
       $1,250          Florida, Variable Rate, 7/1/27(1)(2)      $   925,350
        3,000          Florida Board of Education,
                       4.75%, 6/1/28                               2,461,020
        2,000          New York State, 5.00%, 3/15/29              1,685,700
        2,250          Puerto Rico, Variable Rate, 7/1/27(1)(2)    1,703,025
----------------------------------------------------------------------------
                                                                 $ 6,775,095
----------------------------------------------------------------------------
Hospital -- 13.5%
----------------------------------------------------------------------------
       $2,500          Escambia County Health Facilities
                       Authority, (Charity Obligation Group),
                       5.00%, 11/1/28                            $ 2,469,900
          500          Halifax Hospital Medical Center,
                       7.25%, 10/1/29                                483,385
        3,000          Highlands County Health Facilities
                       Authority, (Adventist Health System),
                       5.25%, 11/15/28                             2,455,770
        2,500          Jacksonville Health Facilities
                       Authority, (Charity Obligation Group),
                       5.375%, 8/15/23                             2,322,825
        2,000          Maricopa County, AZ, IDA, (Mayo Clinic),
                       5.25%, 11/15/37                             1,740,800
        2,000          Marion County Hospital District,
                       5.50%, 10/1/29                              1,772,340
          265          Orange County Health Facilities
                       Authority, (Westminster Community Care),
                       6.60%, 4/1/24                                 246,832
----------------------------------------------------------------------------
                                                                 $11,491,852
----------------------------------------------------------------------------
Industrial Development Revenue -- 4.0%
----------------------------------------------------------------------------
       $1,000          Broward County IDR, (Lynxs Cargoport),
                       (AMT), 6.75%, 6/1/19                      $   945,840
        1,000          New Jersey EDA, (Continental Airlines),
                       (AMT), 6.25%, 9/15/29                         939,090
        1,500          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26             1,505,775
----------------------------------------------------------------------------
                                                                 $ 3,390,705
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
----------------------------------------------------------------------------
       $4,000          Sunrise Utilities Systems, (AMBAC),
                       5.00%, 10/1/28                            $ 3,506,120
----------------------------------------------------------------------------
                                                                 $ 3,506,120
----------------------------------------------------------------------------
Insured-General Obligations -- 2.3%
----------------------------------------------------------------------------
       $2,500          Florida Board of Education, (Capital
                       Outlay), (MBIA), 4.50%, 6/1/28            $ 1,972,400
----------------------------------------------------------------------------
                                                                 $ 1,972,400
----------------------------------------------------------------------------
Insured-Hospital -- 2.4%
----------------------------------------------------------------------------
       $2,500          Tampa, (Catholic Health System), (MBIA),
                       4.75%, 11/15/28                           $ 2,042,300
----------------------------------------------------------------------------
                                                                 $ 2,042,300
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 15.4%
----------------------------------------------------------------------------
       $2,200          Dade County Special Obligation, (AMBAC),
                       Variable Rate, 10/1/35(1)                 $ 1,580,744
        4,000          Jacksonville Capital Improvement
                       Revenue, (Stadium), (AMBAC),
                       4.75%, 10/1/25                              3,335,840
        1,470          Miami Beach Resort Tax, (AMBAC),
                       6.25%, 10/1/22                              1,559,743
        4,000          Miami-Dade County, (Professional Sport
                       Franchise), (MBIA), 4.75%, 10/1/30          3,279,360
        1,395          Miami-Dade County, Special Obligation,
                       (MBIA), 5.00%, 10/1/37                      1,186,489
          440          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                     276,452
        2,250          Village Center Community Development
                       District, (MBIA), 4.75%, 11/1/22            1,881,202
----------------------------------------------------------------------------
                                                                 $13,099,830
----------------------------------------------------------------------------
Insured-Transportation -- 5.8%
----------------------------------------------------------------------------
       $4,500          Florida Turnpike Authority, (Department
                       of Transportation), (FGIC),
                       4.50%, 7/1/27                             $ 3,572,100
        1,000          Orlando and Orange County Expressway
                       Authority, (FGIC), 5.00%, 7/1/28              870,770
          500          Puerto Rico Highway and Transportation
                       Authority, (MBIA), 5.50%, 7/1/26              478,785
----------------------------------------------------------------------------
                                                                 $ 4,921,655
----------------------------------------------------------------------------
Insured-Utilities -- 2.8%
----------------------------------------------------------------------------
       $2,750          Jupiter Island, Utility System, (South
                       Martin Regional Utility), (MBIA),
                       5.00%, 10/1/28                            $ 2,393,352
----------------------------------------------------------------------------
                                                                 $ 2,393,352
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Water and Sewer -- 12.3%
----------------------------------------------------------------------------
       $2,000          Cocoa, Water and Sewer, (FGIC),
                       4.50%, 10/1/22                            $ 1,628,400
        2,000          Englewood Water District Utility, (FSA),
                       4.75%, 10/1/23                              1,686,100
        1,000          Okeechobee Utility Authority, (FSA),
                       5.00%, 10/1/25                                875,950
        1,250          Tampa Bay Water Utility System, (FGIC),
                       5.75%, 10/1/29                              1,226,288
        2,000          Tampa Bay Water Utility System, (FGIC),
                       Variable Rate, 10/1/27(1)(2)                1,315,400
        4,500          Winter Haven Utilities System, (MBIA),
                       4.75%, 10/1/28                              3,719,295
----------------------------------------------------------------------------
                                                                 $10,451,433
----------------------------------------------------------------------------
Miscellaneous -- 1.1%
----------------------------------------------------------------------------
       $1,000          Muni Mae Tax Revenue Exempt Bond, (AMT),
                       Variable Rate, 6/30/09                    $   989,500
----------------------------------------------------------------------------
                                                                 $   989,500
----------------------------------------------------------------------------
Nursing Home -- 3.3%
----------------------------------------------------------------------------
       $  900          Alachua County Health Facilities
                       Authority, (Beverly Enterprises Inc.),
                       6.75%, 4/1/10                             $   874,531
        1,500          Lee County IDA, (Shell Point Village),
                       5.50%, 11/15/29                             1,246,095
          735          Orange County Health Facilities
                       Authority, (Westminster Community Care),
                       6.75%, 4/1/34                                 677,795
----------------------------------------------------------------------------
                                                                 $ 2,798,421
----------------------------------------------------------------------------
Pooled Loans -- 0.6%
----------------------------------------------------------------------------
       $  500          Osceola County IDA Community Provider
                       Pooled Loan, 7.75%, 7/1/17                $   517,980
----------------------------------------------------------------------------
                                                                 $   517,980
----------------------------------------------------------------------------
Senior Living / Life Care -- 1.6%
----------------------------------------------------------------------------
       $  850          Okaloosa County Retirement Rental
                       Housing, (Encore Retirement Partners),
                       6.125%, 2/1/14                            $   734,638
          750          Plantation Health Facilities Authority,
                       (Covenant Village of Florida),
                       5.125%, 12/1/22                               632,888
----------------------------------------------------------------------------
                                                                 $ 1,367,526
----------------------------------------------------------------------------
Special Tax Revenue -- 4.0%
----------------------------------------------------------------------------
       $  900          Heritage Springs Community Development
                       District, 6.75%, 5/1/21                   $   902,502
        1,000          Longleaf Community, Development
                       District, 6.65%, 5/1/20                       932,980
          600          North Springs Improvement District,
                       (Heron Bay), 7.00%, 5/1/19                    610,044
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Special Tax Revenue (continued)
----------------------------------------------------------------------------
       $1,000          University Square Community Development
                       District, 6.75%, 5/1/20                   $   992,810
----------------------------------------------------------------------------
                                                                 $ 3,438,336
----------------------------------------------------------------------------
Transportation -- 4.3%
----------------------------------------------------------------------------
       $1,500          Greater Orlando Aviation Authority,
                       (AMT), Variable Rate, 10/1/18             $ 1,143,285
        2,000          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                    1,683,320
        1,000          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/26(2)(3)        864,910
----------------------------------------------------------------------------
                                                                 $ 3,691,515
----------------------------------------------------------------------------
Water and Sewer -- 7.6%
----------------------------------------------------------------------------
       $2,000          Jacksonville, (Water and Sewer),
                       5.375%, 10/1/29                           $ 1,841,460
        1,500          Metropolitan Water District, (Southern
                       California Waterworks), Variable Rate,
                       7/1/27(2)(3)                                  921,075
        1,000          Northern Palm Beach County Improvement
                       District, (Water Control and
                       Improvement), 6.00%, 8/1/25                   923,260
        3,000          Seminole County, (Water and Sewer),
                       5.375%, 10/1/22                             2,787,570
----------------------------------------------------------------------------
                                                                 $ 6,473,365
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $95,347,291)                                 $84,059,538
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                           $ 1,173,792
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $85,233,330
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 45.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 20.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.2%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 24.0%
----------------------------------------------------------------------------
       $2,750          Massachusetts Development Finance
                       Agency, (Boston University),
                       5.45%, 5/15/59                            $ 2,344,842
        1,000          Massachusetts Development Finance
                       Agency, (Clark University),
                       5.00%, 7/1/28                                 838,440
        1,250          Massachusetts Development Finance
                       Agency, (Eastern Nazarene College),
                       5.625%, 4/1/29                              1,103,375
        1,000          Massachusetts Development Finance
                       Agency, (Suffolk University),
                       5.85%, 7/1/29                                 930,440
        1,250          Massachusetts Development Finance
                       Agency, (Xaverian Brothers High School),
                       5.65%, 7/1/29                               1,135,962
        2,500          Massachusetts HEFA, (Massachusetts
                       Institute of Technology), 4.75%, 1/1/28     2,075,100
        2,500          Massachusetts HEFA, (Wellesley College),
                       5.125%, 7/1/39                              2,139,275
        1,500          Massachusetts IFA, (Babson College),
                       5.25%, 10/1/27                              1,319,400
          400          Massachusetts IFA, (Belmont Hill
                       School), 5.25%, 9/1/28                        348,540
----------------------------------------------------------------------------
                                                                 $12,235,374
----------------------------------------------------------------------------
Electric Utilities -- 1.2%
----------------------------------------------------------------------------
       $  720          Guam Power Authority, 5.125%, 10/1/29     $   612,281
----------------------------------------------------------------------------
                                                                 $   612,281
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.2%
----------------------------------------------------------------------------
       $  100          Massachusetts Turnpike Authority,
                       (MBIA), Escrowed to Maturity,
                       5.00%, 1/1/20                             $    90,411
----------------------------------------------------------------------------
                                                                 $    90,411
----------------------------------------------------------------------------
General Obligations -- 1.9%
----------------------------------------------------------------------------
       $1,250          Puerto Rico, Variable Rate, 7/1/27(1)(2)  $   946,125
----------------------------------------------------------------------------
                                                                 $   946,125
----------------------------------------------------------------------------
Health Care-Miscellaneous -- 3.5%
----------------------------------------------------------------------------
       $  700          Massachusetts Development Finance
                       Agency, (Biomedical Research Corp.),
                       5.75%, 2/1/29                             $   605,234
          600          Massachusetts Development Finance
                       Agency, (Massachusetts Commonwealth
                       Human Services), 6.60%, 8/15/29               556,032
          700          Massachusetts HEFA, (Learning Center for
                       Deaf Children), 6.125%, 7/1/29                625,464
----------------------------------------------------------------------------
                                                                 $ 1,786,730
----------------------------------------------------------------------------
Hospital -- 12.5%
----------------------------------------------------------------------------
       $1,400          Massachusetts HEFA, (Caritas Christi
                       Obligated Group), 5.625%, 7/1/20          $ 1,214,892
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
       $  175          Massachusetts HEFA, (Central New England
                       Health Systems), 6.30%, 8/1/18            $   166,512
        1,000          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       5.25%, 7/15/18                                839,900
          125          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       5.375%, 7/15/28                               101,921
        2,800          Massachusetts HEFA, (Partners Healthcare
                       System), 5.25%, 7/1/29                      2,412,648
        1,800          Massachusetts HEFA, (South Shore
                       Hospital), 5.75%, 7/1/29                    1,646,532
----------------------------------------------------------------------------
                                                                 $ 6,382,405
----------------------------------------------------------------------------
Insured-Education -- 15.1%
----------------------------------------------------------------------------
       $2,500          Massachusetts HEFA, (Brandeis
                       University), (MBIA), 4.75%, 10/1/28       $ 2,046,100
        1,000          Massachusetts HEFA, (Northeastern
                       University), (MBIA), 5.00%, 10/1/29           856,290
          850          Massachusetts HEFA, Residual
                       Certificates, (Berklee College of
                       Music), (MBIA), Variable Rate,
                       10/1/27(1)(2)                                 635,987
        1,000          Massachusetts IFA, (Merrimack College),
                       (MBIA), 5.00%, 7/1/27                         861,470
        3,000          Massachusetts IFA, (Tufts University),
                       (MBIA), 4.75%, 2/15/28                      2,460,810
        1,000          Massachusetts IFA, (WGBH), (AMBAC),
                       5.00%, 3/1/28                                 852,480
----------------------------------------------------------------------------
                                                                 $ 7,713,137
----------------------------------------------------------------------------
Insured-Hospital -- 9.0%
----------------------------------------------------------------------------
       $1,250          Massachusetts HEFA, (Catholic Health
                       East), (AMBAC), 5.00%, 11/15/28           $ 1,057,563
        1,000          Massachusetts HEFA, (Harvard Pilgrim),
                       (FSA), 5.00%, 7/1/28                          847,000
        2,250          Massachusetts HEFA, (Southcoast Health
                       System), (MBIA), 4.75%, 7/1/27              1,814,513
        1,000          Massachusetts HEFA, (UMass Memorial),
                       (AMBAC), 5.00%, 7/1/28                        847,000
----------------------------------------------------------------------------
                                                                 $ 4,566,076
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.9%
----------------------------------------------------------------------------
       $1,000          Massachusetts Port Authority, (US
                       Airways), (MBIA), (AMT), 6.00%, 9/1/21    $   995,680
----------------------------------------------------------------------------
                                                                 $   995,680
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
----------------------------------------------------------------------------
       $2,450          Plymouth Country, (Plymouth County
                       Correctional Facility), (AMBAC),
                       5.00%, 4/1/22                             $ 2,127,458
----------------------------------------------------------------------------
                                                                 $ 2,127,458
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 1.0%
----------------------------------------------------------------------------
       $  500          Massachusetts IDA, (Alzheimers Center),
                       (FHA), 6.00%, 2/1/37                      $   490,040
----------------------------------------------------------------------------
                                                                 $   490,040
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
----------------------------------------------------------------------------
       $  735          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                 $   461,801
----------------------------------------------------------------------------
                                                                 $   461,801
----------------------------------------------------------------------------
Insured-Transportation -- 7.6%
----------------------------------------------------------------------------
       $1,000          Massachusetts Port Authority, (FGIC),
                       (AMT), 5.00%, 7/1/28                      $   845,820
        2,000          Massachusetts Turnpike Authority,
                       (MBIA), 5.25%, 1/1/29                       1,790,900
        1,450          Rail Connections, Inc., (Route 128
                       Parking), (ACA), 0.00%, 7/1/20                381,292
        3,720          Rail Connections, Inc., (Route 128
                       Parking), (ACA), 0.00%, 7/1/22                847,974
----------------------------------------------------------------------------
                                                                 $ 3,865,986
----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.4%
----------------------------------------------------------------------------
       $1,500          Massachusetts Water Pollution Abatement
                       Trust, (FGIC), 4.75%, 2/1/26              $ 1,239,345
----------------------------------------------------------------------------
                                                                 $ 1,239,345
----------------------------------------------------------------------------
Nursing Home -- 2.2%
----------------------------------------------------------------------------
       $  600          Massachusetts Development Finance
                       Agency, (Odd Fellows Home of
                       Massachusetts), 6.25%, 1/1/15             $   561,558
          600          Massachusetts HEFA, (Christopher House),
                       6.875%, 1/1/29                                568,320
----------------------------------------------------------------------------
                                                                 $ 1,129,878
----------------------------------------------------------------------------
Senior Living / Life Care -- 2.5%
----------------------------------------------------------------------------
       $1,500          Massachusetts Development Finance
                       Agency, (Berkshire Retirement),
                       5.625%, 7/1/29                            $ 1,279,905
----------------------------------------------------------------------------
                                                                 $ 1,279,905
----------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
----------------------------------------------------------------------------
       $  800          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $   601,760
----------------------------------------------------------------------------
                                                                 $   601,760
----------------------------------------------------------------------------
Transportation -- 5.9%
----------------------------------------------------------------------------
       $1,350          Massachusetts Bay Transportation
                       Authority, Variable Rate, 3/1/27(1)(2)    $   961,983
        1,000          Massachusetts Port Authority,
                       5.00%, 7/1/23                                 874,040
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Transportation (continued)
----------------------------------------------------------------------------
       $1,100          Massachusetts Turnpike Authority,
                       Metropolitan Highway System, Variable
                       Rate, 1/1/39(2)(3)                        $   555,236
        1,000          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/28(2)(3)        628,300
----------------------------------------------------------------------------
                                                                 $ 3,019,559
----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $56,715,878)                                 $49,543,951
----------------------------------------------------------------------------
COMMON STOCKS -- 0.8%

                SECURITY                  SHARES   VALUE
---------------------------------------------------------------
Investment Companies -- 0.8%
---------------------------------------------------------------
Nuveen Massachusetts Premium Income
Municipal Fund                            13,000   $    191,750
Van Kampen Massachusetts Value Municipal
Income Trust                              14,500        190,312
---------------------------------------------------------------
                                                   $    382,062
---------------------------------------------------------------
Total Common Stocks
   (identified cost $433,538)                      $    382,062
---------------------------------------------------------------
Total Investments -- 98.0%
   (identified cost $57,149,416)                   $ 49,926,013
---------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%             $  1,034,216
---------------------------------------------------------------
Net Assets -- 100.0%                               $ 50,960,229
---------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 43.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 23.1% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.0%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
General Obligations -- 1.8%
----------------------------------------------------------------------------
       $1,000          Puerto Rico, Variable Rate, 7/1/27(1)(2)  $   756,900
----------------------------------------------------------------------------
                                                                 $   756,900
----------------------------------------------------------------------------
Health Care -- 2.3%
----------------------------------------------------------------------------
       $1,000          Michigan Hospital Finance Authority,
                       (Ascension Health Credit),
                       6.125%, 11/15/26                          $   983,130
----------------------------------------------------------------------------
                                                                 $   983,130
----------------------------------------------------------------------------
Hospital -- 18.7%
----------------------------------------------------------------------------
       $  500          Allegan Hospital Finance Authority,
                       (Allegan General Hospital),
                       7.00%, 11/15/21                           $   490,375
        1,000          Dickinson County Healthcare Systems,
                       5.80%, 11/1/24                                872,050
        1,000          Flint Hospital Building Authority,
                       (Hurley Medical Center), 5.375%, 7/1/20       850,630
          445          John Tolfree Health System Corp.,
                       6.00%, 9/15/23                                399,174
          500          Mecosta County, (Michigan General
                       Hospital), 6.00%, 5/15/18                     448,610
        2,000          Michigan Health Facilities Authority,
                       (Henry Ford Health), 5.25%, 11/15/25        1,709,480
        2,275          Michigan Health Facilities Authority,
                       (McLaren Obligated Group),
                       4.50%, 10/15/21                             1,755,276
          750          Michigan Hospital Finance Authority,
                       (Memorial Healthcare Center),
                       5.875%, 11/15/21                              684,960
          750          Royal Oak Hospital Finance Authority,
                       (William Beaumont Hospital),
                       5.25%, 1/1/20                                 667,567
----------------------------------------------------------------------------
                                                                 $ 7,878,122
----------------------------------------------------------------------------
Industrial Development Revenue -- 1.3%
----------------------------------------------------------------------------
       $  500          Michigan Strategic Fund, (S.D. Warren
                       Co.), (AMT), 7.375%, 1/15/22              $   526,600
----------------------------------------------------------------------------
                                                                 $   526,600
----------------------------------------------------------------------------
Insured-Education -- 4.6%
----------------------------------------------------------------------------
       $1,000          Central Michigan University, (FGIC),
                       5.00%, 10/1/23                            $   873,410
        1,250          Central Michigan University, (FGIC),
                       5.00%, 10/1/27                              1,075,887
----------------------------------------------------------------------------
                                                                 $ 1,949,297
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.2%
----------------------------------------------------------------------------
       $1,000          Michigan Strategic Fund, (Detroit Edison
                       Co.), (MBIA), (AMT), 5.55%, 9/1/29        $   921,610
----------------------------------------------------------------------------
                                                                 $   921,610
----------------------------------------------------------------------------
Insured-General Obligations -- 46.6%
----------------------------------------------------------------------------
       $2,000          Byron Center Public Schools, (FSA),
                       5.00%, 5/1/24                             $ 1,744,100
        2,000          Ceder Springs Public School, (FSA),
                       5.00%, 5/1/24                               1,744,100
        1,000          Central Montcalm Public Schools, (MBIA),
                       6.00%, 5/1/29                                 993,790
          250          Chelsea School District, (FGIC),
                       5.00%, 5/1/25                                 216,862
        1,100          Detroit Downtown Development, (MBIA),
                       4.75%, 7/1/25                                 911,911
        2,500          Detroit School District, (FGIC),
                       4.75%, 5/1/28                               2,051,250
        1,250          Eaton Rapids Public Schools, (MBIA),
                       4.75%, 5/1/25                               1,036,863
        2,000          Fenton Area Public Schools, (FGIC),
                       5.00%, 5/1/24                               1,744,100
        2,000          Greenville Public Schools, (FSA),
                       5.00%, 5/1/24                               1,744,100
        1,000          Haslett Public School District, (FSA),
                       4.75%, 5/1/26                                 826,720
        2,500          Lincoln Park School District, (FGIC),
                       5.00%, 5/1/26                               2,160,250
        1,000          Michigan State Trunk Line, (MBIA),
                       5.00%, 11/1/26                                863,060
        2,000          Novi Building Authority, (FSA),
                       5.50%, 10/1/25                              1,878,060
        2,000          Three Rivers Community Schools, (FSA),
                       5.00%, 5/1/23                               1,750,500
----------------------------------------------------------------------------
                                                                 $19,665,666
----------------------------------------------------------------------------
Insured-Hospital -- 8.9%
----------------------------------------------------------------------------
       $1,500          Lenawee County Hospital Finance,
                       (Lenawee Health Alliance), (AMBAC),
                       5.00%, 7/1/28                             $ 1,268,730
        1,500          Michigan Health Facilities Authority,
                       (Detroit Medical Group), (AMBAC),
                       5.25%, 8/15/27                              1,321,680
        1,250          Saginaw Hospital Finance Authority,
                       (Covenant Medical Center), (MBIA),
                       5.50%, 7/1/24                               1,158,775
----------------------------------------------------------------------------
                                                                 $ 3,749,185
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
----------------------------------------------------------------------------
       $  455          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                 $   285,877
----------------------------------------------------------------------------
                                                                 $   285,877
----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.9%
----------------------------------------------------------------------------
       $1,500          Grand Rapids Sanitary Sewer System,
                       (FGIC), 4.75%, 1/1/28                     $ 1,231,080
----------------------------------------------------------------------------
                                                                 $ 1,231,080
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.5%
----------------------------------------------------------------------------
       $1,000          Michigan Building Authority Revenue,
                       4.75%, 10/15/21                           $   845,000
          250          Puerto Rico, (Guaynabo Municipal
                       Government Center Lease),
                       5.625%, 7/1/22                                226,455
----------------------------------------------------------------------------
                                                                 $ 1,071,455
----------------------------------------------------------------------------
Special Tax Revenue -- 1.1%
----------------------------------------------------------------------------
       $  600          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $   451,320
----------------------------------------------------------------------------
                                                                 $   451,320
----------------------------------------------------------------------------
Transportation -- 5.4%
----------------------------------------------------------------------------
       $  750          Kent County Airport Facility,
                       Variable Rate, 1/1/25(1)(2)               $   555,780
          670          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/28(2)(3)        420,961
          600          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/26(2)(3)        518,946
        1,175          Wayne Charter County Airport,
                       Variable Rate, 12/1/28(1)(2)                  801,703
----------------------------------------------------------------------------
                                                                 $ 2,297,390
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.0%
   (identified cost $47,025,931)                                 $41,767,632
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                           $   430,665
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $42,198,297
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 66.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.9% to 23.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 94.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Cogeneration -- 2.8%
----------------------------------------------------------------------------
       $2,400          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                     $ 2,504,688
----------------------------------------------------------------------------
                                                                 $ 2,504,688
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.2%
----------------------------------------------------------------------------
       $2,750          New Jersey Highway Authority, (Garden
                       State Parkway), 6.00%, 1/1/19             $ 2,854,830
----------------------------------------------------------------------------
                                                                 $ 2,854,830
----------------------------------------------------------------------------
General Obligations -- 1.9%
----------------------------------------------------------------------------
       $2,250          Puerto Rico, Variable Rate, 7/1/27(1)(2)  $ 1,703,025
----------------------------------------------------------------------------
                                                                 $ 1,703,025
----------------------------------------------------------------------------
Hospital -- 7.8%
----------------------------------------------------------------------------
       $2,500          New Jersey Health Care Facilities
                       Financing Authority, (Burdette Tomlin
                       Memorial Hospital), 5.50%, 7/1/29         $ 2,234,575
        2,250          New Jersey Health Care Facilities,
                       (Capital Health System), 5.25%, 7/1/27      1,809,810
        1,665          New Jersey Health Care Facilities, (St.
                       Barnabas Health), Variable Rate,
                       7/1/28(2)(3)                                1,101,064
        2,000          New Jersey Health Care Facilities, (St.
                       Elizabeth Hospital), 6.00%, 7/1/20          1,880,780
----------------------------------------------------------------------------
                                                                 $ 7,026,229
----------------------------------------------------------------------------
Housing -- 2.6%
----------------------------------------------------------------------------
       $2,500          New Jersey Building Authority,
                       5.375%, 6/15/19                           $ 2,372,475
----------------------------------------------------------------------------
                                                                 $ 2,372,475
----------------------------------------------------------------------------
Industrial Development Revenue -- 6.2%
----------------------------------------------------------------------------
       $1,580          New Jersey EDA, Variable Rate, 5/1/17     $ 1,343,616
        1,250          New Jersey EDA, (Continental Airlines),
                       (AMT), Variable Rate, 9/15/29(1)(2)         1,088,625
        1,000          New Jersey EDA, (Glimcher Properties
                       REIT), (AMT), 6.00%, 11/1/28                  929,960
        1,250          New Jersey EDA, (Kapkowsi Mall),
                       6.375%, 4/1/31                              1,214,425
        1,000          Port Authority of New York and New
                       Jersey, (KIAC Partners), 6.75%, 10/1/19     1,030,710
----------------------------------------------------------------------------
                                                                 $ 5,607,336
----------------------------------------------------------------------------
Insured-Education -- 12.1%
----------------------------------------------------------------------------
       $5,000          New Brunswick Housing Authority,
                       (Rutgers University), (FGIC),
                       4.625%, 7/1/24                            $ 4,175,100
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Education (continued)
----------------------------------------------------------------------------
       $2,230          New Jersey Educational Facilities
                       Authority, (Ramapo College), (AMBAC),
                       4.625%, 7/1/28                            $ 1,838,100
        2,750          New Jersey Educational Facilities
                       Authority, (Ramapo College), (MBIA),
                       5.75%, 7/1/29                               2,717,082
        2,375          New Jersey Higher Education Assistance,
                       (MBIA), (AMT), 5.25%, 6/1/18                2,221,575
----------------------------------------------------------------------------
                                                                 $10,951,857
----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.2%
----------------------------------------------------------------------------
       $5,000          Puerto Rico Electric Power Authority,
                       (MBIA), 5.375%, 7/1/27                    $ 4,697,900
----------------------------------------------------------------------------
                                                                 $ 4,697,900
----------------------------------------------------------------------------
Insured-General Obligations -- 5.3%
----------------------------------------------------------------------------
       $1,000          Jersey City, (Qualified Public
                       Improvement), (MBIA), 5.375%, 9/1/19      $   957,680
        3,850          Middletown Township, Board of Education,
                       (MBIA), 5.80%, 8/1/22                       3,853,196
----------------------------------------------------------------------------
                                                                 $ 4,810,876
----------------------------------------------------------------------------
Insured-Hospital -- 5.9%
----------------------------------------------------------------------------
       $2,410          New Jersey Health Care Facilities,
                       (CentraState Medical Center), (AMBAC),
                       4.50%, 7/1/28                             $ 1,914,432
        4,250          New Jersey Health Care Facilities,
                       (Virtua Health Issue), (FSA),
                       4.50%, 7/1/28                               3,376,073
----------------------------------------------------------------------------
                                                                 $ 5,290,505
----------------------------------------------------------------------------
Insured-Housing -- 5.4%
----------------------------------------------------------------------------
       $5,000          New Jersey Housing and Mortgage Finance
                       Agency, (MBIA), (AMT), 5.90%, 10/1/29     $ 4,897,850
----------------------------------------------------------------------------
                                                                 $ 4,897,850
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.5%
----------------------------------------------------------------------------
       $4,750          New Jersey EDA, (Educational Testing
                       Service), (MBIA), 4.75%, 5/15/25          $ 4,037,500
----------------------------------------------------------------------------
                                                                 $ 4,037,500
----------------------------------------------------------------------------
Insured-Solid Waste -- 0.9%
----------------------------------------------------------------------------
       $1,000          Plainfield Utilities Authority, Solid
                       Waste Revenue, (FSA), 4.75%, 12/15/23     $   856,080
----------------------------------------------------------------------------
                                                                 $   856,080
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.8%
----------------------------------------------------------------------------
       $4,500          New Jersey Sports and Exposition
                       Authority, (MBIA), 4.50%, 9/1/20          $ 3,744,225
        2,200          New Jersey Sports and Exposition
                       Authority, (MBIA), 4.50%, 3/1/24            1,811,348
          960          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                     603,168
----------------------------------------------------------------------------
                                                                 $ 6,158,741
----------------------------------------------------------------------------
Insured-Transportation -- 10.8%
----------------------------------------------------------------------------
       $4,900          New Jersey Transportation Authority,
                       (FSA), 4.50%, 6/15/19                     $ 4,073,076
        2,200          Port Authority of New York and New
                       Jersey, (AMBAC), 4.75%, 1/15/26             1,843,138
        4,000          Port Authority of New York and New
                       Jersey, (MBIA), (AMT), 5.75%, 12/1/25       3,897,400
----------------------------------------------------------------------------
                                                                 $ 9,813,614
----------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
----------------------------------------------------------------------------
       $1,000          Plainfield, Municipal Utilities
                       Authority, Sewer Revenue, (FSA),
                       4.75%, 12/15/23                           $   856,080
----------------------------------------------------------------------------
                                                                 $   856,080
----------------------------------------------------------------------------
Life Care -- 1.1%
----------------------------------------------------------------------------
       $1,100          New Jersey EDA, (United Methodist
                       Homes), 5.75%, 7/1/29                     $   959,189
----------------------------------------------------------------------------
                                                                 $   959,189
----------------------------------------------------------------------------
Special Tax Revenue -- 0.9%
----------------------------------------------------------------------------
       $1,125          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $   846,225
----------------------------------------------------------------------------
                                                                 $   846,225
----------------------------------------------------------------------------
Transportation -- 7.3%
----------------------------------------------------------------------------
       $1,500          New Jersey Transportation Authority,
                       Variable Rate, 6/15/17(1)(2)              $ 1,245,630
        3,800          Port Authority of New York and New
                       Jersey, 4.75%, 8/1/33                       3,085,980
        1,600          Port Authority of New York and New
                       Jersey, Variable Rate, 3/1/28(3)            1,258,768
        1,630          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/28(2)(3)      1,024,129
----------------------------------------------------------------------------
                                                                 $ 6,614,507
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Utilities - Electrical and Gas -- 2.7%
----------------------------------------------------------------------------
       $3,000          New Jersey EDA, (Natural Gas Facilities
                       Revenue), 5.25%, 11/1/33                  $ 2,436,900
----------------------------------------------------------------------------
                                                                 $ 2,436,900
----------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $94,610,187)                                 $85,296,407
----------------------------------------------------------------------------
COMMON STOCKS -- 5.0%

                SECURITY                  SHARES    VALUE
----------------------------------------------------------------
Investment Companies -- 5.0%
----------------------------------------------------------------
Nuveen New Jersey Investment Quality
Municipal Fund                            173,700   $  2,334,093
Van Kampen Trust for Investment Grade
New Jersey Municipals Fund                142,700      2,220,769
----------------------------------------------------------------
                                                    $  4,554,862
----------------------------------------------------------------
Total Common Stocks
   (identified cost $5,231,475)                     $  4,554,862
----------------------------------------------------------------
Total Investments -- 99.3%
   (identified cost $99,841,662)                    $ 89,851,269
----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%              $    646,046
----------------------------------------------------------------
Net Assets -- 100.0%                                $ 90,497,315
----------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 58.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.6% to 36.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.0%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Cogeneration -- 3.1%
-----------------------------------------------------------------------------
       $2,500          New York IDA, (Brooklyn Navy Yard
                       Cogeneration), 5.75%, 10/1/36             $  2,270,775
        1,150          Suffolk County IDA, (Nissequogue
                       Cogeneration Partners Facility), (AMT),
                       5.50%, 1/1/23                                1,018,164
-----------------------------------------------------------------------------
                                                                 $  3,288,939
-----------------------------------------------------------------------------
Education -- 10.2%
-----------------------------------------------------------------------------
       $4,275          New York Dormitory Authority,
                       (Rockefeller University), 4.75%, 7/1/37   $  3,495,283
        5,750          New York Dormitory Authority, (State
                       University Educational Facilities),
                       4.75%, 5/15/28                               4,633,867
        1,750          New York Dormitory Authority,
                       (University of Rochester),
                       5.625%, 7/1/24                               1,654,292
        1,250          Rensselaer County IDA, (Polytechnic
                       Institute), 5.50%, 8/1/22                    1,164,950
-----------------------------------------------------------------------------
                                                                 $ 10,948,392
-----------------------------------------------------------------------------
Electric Utilities -- 2.7%
-----------------------------------------------------------------------------
       $3,305          Long Island Power Authority, Electric
                       System Revenue, 5.25%, 12/1/26            $  2,917,522
-----------------------------------------------------------------------------
                                                                 $  2,917,522
-----------------------------------------------------------------------------
General Obligations -- 6.5%
-----------------------------------------------------------------------------
       $4,935          New York, 6.00%, 8/1/16                   $  4,975,960
        2,625          Puerto Rico, Variable Rate, 7/1/27(1)(2)     1,986,862
-----------------------------------------------------------------------------
                                                                 $  6,962,822
-----------------------------------------------------------------------------
Hospital -- 10.9%
-----------------------------------------------------------------------------
       $  250          Chautauqua County IDA, (Womans Christian
                       Association), 6.35%, 11/15/17             $    235,980
          500          Chautauqua County IDA, (Womans Christian
                       Association), 6.40%, 11/15/29                  446,415
        1,250          Fulton County IDA, (Nathan Littauer
                       Hospital), 6.00%, 11/1/18                    1,119,925
        1,500          New York City IDA, (Ohel Children's
                       Home), 6.25%, 8/15/22                        1,353,225
        3,500          New York City, Health and Hospital
                       Corp., 5.25%, 2/15/17                        3,150,910
        2,750          New York Dormitory Authority, (Mental
                       Health Services Facilities),
                       5.25%, 2/15/19                               2,485,918
        2,000          New York Dormitory Authority, (Mental
                       Health Services Facilities),
                       5.25%, 2/15/29                               1,760,680
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
       $1,250          Oneida County IDA, (St. Elizabeth
                       Hospital), 5.75%, 12/1/19                 $  1,083,150
-----------------------------------------------------------------------------
                                                                 $ 11,636,203
-----------------------------------------------------------------------------
Housing -- 6.4%
-----------------------------------------------------------------------------
       $1,250          Mount Vernon IDA, (Wartburg Senior
                       Housing, Inc. - Meadowview),
                       6.20%, 6/1/29                             $  1,125,900
        3,500          New York Mortgage Agency, (AMT),
                       5.95%, 4/1/30                                3,394,615
        2,600          Westchester County IDA, (Children's
                       Village), 5.375%, 3/15/19                    2,364,388
-----------------------------------------------------------------------------
                                                                 $  6,884,903
-----------------------------------------------------------------------------
Industrial Development Revenue -- 3.1%
-----------------------------------------------------------------------------
       $1,000          Suffolk County IDA, (Jeffersons Ferry),
                       7.20%, 11/1/19(3)                         $    999,910
        2,500          United Nations Development Corp.,
                       5.60%, 7/1/26                                2,295,000
-----------------------------------------------------------------------------
                                                                 $  3,294,910
-----------------------------------------------------------------------------
Insured-Education -- 6.7%
-----------------------------------------------------------------------------
       $3,500          New York State Dormitory Authority,
                       (City University), (AMBAC),
                       5.00%, 7/1/23                             $  3,059,140
        2,610          New York State Dormitory Authority,
                       (Hamilton College), (MBIA),
                       4.75%, 7/1/20                                2,223,015
        1,875          New York State Dormitory Authority, (New
                       York University), (MBIA), 5.75%, 7/1/27      1,853,156
-----------------------------------------------------------------------------
                                                                 $  7,135,311
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 3.9%
-----------------------------------------------------------------------------
       $4,650          New York State Energy Research and
                       Development Authority, (Niagara Mohawk
                       Power), (AMBAC), 5.15%, 11/1/25           $  4,128,317
-----------------------------------------------------------------------------
                                                                 $  4,128,317
-----------------------------------------------------------------------------
Insured-General Obligations -- 4.1%
-----------------------------------------------------------------------------
       $1,000          Nassau County, (AMBAC), 5.25%, 6/1/15     $    953,590
        3,615          Nassau County, (AMBAC),
                       5.25%, 6/1/16(4)                             3,418,452
-----------------------------------------------------------------------------
                                                                 $  4,372,042
-----------------------------------------------------------------------------
Insured-Hospital -- 10.4%
-----------------------------------------------------------------------------
       $5,000          New York Dormitory Authority, (Memorial
                       Sloan Kettering Cancer Center), (MBIA),
                       5.50%, 7/1/23(4)                          $  4,789,650

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Hospital (continued)
-----------------------------------------------------------------------------
       $5,500          New York Dormitory Authority, (Municipal
                       Health Facilities Improvement), (FSA),
                       4.75%, 1/15/29                            $  4,497,130
        2,000          New York Dormitory Authority, (New York
                       Hospital Medical Center), (AMBAC),
                       5.55%, 8/15/29                               1,879,640
-----------------------------------------------------------------------------
                                                                 $ 11,166,420
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.8%
-----------------------------------------------------------------------------
       $2,375          New York City, Trust Cultural Resources,
                       (AMBAC), Variable Rate, 7/1/29(1)(2)      $  2,227,180
        1,190          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(5)                                      747,677
-----------------------------------------------------------------------------
                                                                 $  2,974,857
-----------------------------------------------------------------------------
Insured-Transportation -- 8.9%
-----------------------------------------------------------------------------
       $1,500          Metropolitan Transportation Authority of
                       New York, (FGIC), 4.75%, 7/1/26           $  1,241,115
        1,400          Metropolitan Transportation Authority of
                       New York, (FGIC), 4.75%, 7/1/26              1,158,374
        1,000          Metropolitan Transportation Authority of
                       New York, (FGIC), 4.875%, 7/1/18               877,480
        4,255          Metropolitan Transportation Authority of
                       New York, (FSA), 5.25%, 4/1/23               3,869,029
        2,325          Monroe County Airport Authority, (MBIA),
                       (AMT), Variable Rate, 1/1/17(1)(2)           2,415,373
-----------------------------------------------------------------------------
                                                                 $  9,561,371
-----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.2%
-----------------------------------------------------------------------------
       $3,000          New York State Urban Development Corp.,
                       (Capital Facilities), 5.00%, 1/1/20       $  2,587,980
        2,925          New York Urban Development Corp.,
                       5.875%, 1/1/19                               2,918,185
-----------------------------------------------------------------------------
                                                                 $  5,506,165
-----------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
-----------------------------------------------------------------------------
       $1,250          New York City IDA, (A Very Special
                       Place, Inc.), 5.75%, 1/1/29               $  1,044,138
-----------------------------------------------------------------------------
                                                                 $  1,044,138
-----------------------------------------------------------------------------
Special Tax Revenue -- 3.2%
-----------------------------------------------------------------------------
       $2,500          New York City Transitional Finance
                       Authority, 6.00%, 8/15/29                 $  2,500,775
       $1,175          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $    883,835
-----------------------------------------------------------------------------
                                                                 $  3,384,610
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Transportation -- 3.9%
-----------------------------------------------------------------------------
       $1,750          Niagara Frontier Airport Authority,
                       (AMT), Variable Rate, 4/1/29(1)(2)        $  1,517,145
        1,800          Port Authority of New York and New
                       Jersey, Variable Rate, 3/1/28(5)             1,416,114
        1,885          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/28(2)(5)       1,184,346
-----------------------------------------------------------------------------
                                                                 $  4,117,605
-----------------------------------------------------------------------------
Water and Sewer -- 6.0%
-----------------------------------------------------------------------------
       $3,500          New York City Municipal Water Finance
                       Authority, 5.25%, 6/15/29                 $  3,101,350
        3,500          New York City Municipal Water Finance
                       Authority, 5.75%, 6/15/29                    3,353,840
-----------------------------------------------------------------------------
                                                                 $  6,455,190
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.0%
   (identified cost $116,216,001)                                $105,779,717
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                           $  1,066,471
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $106,846,188
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 37.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.1% to 15.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  When-issued security.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Education -- 1.9%
----------------------------------------------------------------------------
       $1,500          Ohio Higher Educational Facilities,
                       (Oberlin College),
                       Variable Rate, 10/1/29(1)(2)              $ 1,068,870
----------------------------------------------------------------------------
                                                                 $ 1,068,870
----------------------------------------------------------------------------
Electric Utilities -- 3.2%
----------------------------------------------------------------------------
       $  500          Clyde Electric System Revenue, (AMT),
                       6.00%, 11/15/14                           $   473,325
        1,000          Ohio State Air Quality Development
                       Authority, Variable Rate, 5/1/26(1)(2)        661,090
          750          Ohio Water Development Authority,
                       Pollution Control Facilities, (Cleveland
                       Electric), (AMT), 6.10%, 8/1/20               696,007
----------------------------------------------------------------------------
                                                                 $ 1,830,422
----------------------------------------------------------------------------
General Obligations -- 7.8%
----------------------------------------------------------------------------
       $1,000          Gahanna-Jefferson Public Schools,
                       4.75%, 12/1/21                            $   852,200
        1,000          Hamilton City School District,
                       5.50%, 12/1/24                                951,170
        1,530          Hamilton City School District,
                       5.625%, 12/1/24                             1,474,384
        1,500          Puerto Rico, Variable Rate, 7/1/27(1)(2)    1,135,350
----------------------------------------------------------------------------
                                                                 $ 4,413,104
----------------------------------------------------------------------------
Hospital -- 18.1%
----------------------------------------------------------------------------
       $1,755          Cuyahoga County, Health Care Facilities,
                       (Benjamin Rose Institute),
                       5.50%, 12/1/28                            $ 1,453,421
        5,000          Franklin County, (Childrens Hospital),
                       5.20%, 5/1/29                               4,343,400
        1,250          Hamilton County, Health Care Facilities,
                       (Twin Towers), 5.80%, 10/1/23               1,168,187
          650          Highland County, (Joint Township
                       Hospital District), 6.75%, 12/1/29            607,093
        1,250          Parma Community General Hospital
                       Association, 5.35%, 11/1/18                 1,120,625
        1,750          Parma Community General Hospital
                       Association, 5.375%, 11/1/29                1,509,077
----------------------------------------------------------------------------
                                                                 $10,201,803
----------------------------------------------------------------------------
Industrial Development Revenue -- 22.2%
----------------------------------------------------------------------------
       $1,250          Cleveland Airport, (Continental
                       Airlines), (AMT), 5.70%, 12/1/19          $ 1,110,212
        1,300          Dayton Special Facilities Revenue,
                       (Emery Airline Freight), 5.625%, 2/1/18     1,167,478
        3,000          Moraine Solid Waste Disposal, (General
                       Motors Corp.), (AMT), 5.65%, 7/1/24         2,838,120
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
       $2,500          Ohio Environmental Facilities, (Ford
                       Motor Co.), (AMT), 5.95%, 9/1/29          $ 2,423,550
        1,300          Ohio Environmental Improvement, (USX
                       Corp.), 5.625%, 5/1/29                      1,141,465
          750          Ohio Solid Waste Disposal, (USG Corp.),
                       (AMT), 5.65%, 3/1/33                          649,050
        1,100          Ohio Solid Waste Disposal, (USG Corp.),
                       (AMT), 6.05%, 8/1/34                        1,022,076
        2,250          Ohio Water Development Authority,
                       (Anheuser-Busch), (AMT), 6.00%, 8/1/29      2,172,848
----------------------------------------------------------------------------
                                                                 $12,524,799
----------------------------------------------------------------------------
Insured-Education -- 3.4%
----------------------------------------------------------------------------
       $2,000          University of Akron, (FGIC), Variable
                       Rate, 1/1/29(1)(2)                        $ 1,903,240
----------------------------------------------------------------------------
                                                                 $ 1,903,240
----------------------------------------------------------------------------
Insured-General Obligations -- 6.2%
----------------------------------------------------------------------------
       $4,250          South-Western City School District,
                       Franklin and Pickway Counties, (AMBAC),
                       4.75%, 12/1/26                            $ 3,526,778
----------------------------------------------------------------------------
                                                                 $ 3,526,778
----------------------------------------------------------------------------
Insured-Hospital -- 12.7%
----------------------------------------------------------------------------
       $3,250          Cuyahoga County, (Cleveland Clinic),
                       (MBIA), 5.125%, 1/1/29                    $ 2,830,750
        1,750          Cuyahoga County, (University Hospitals
                       Health System, Inc.), (AMBAC),
                       5.50%, 1/15/30                              1,625,173
        1,915          Hamilton County, (Childrens Hospital
                       Medical Center), (MBIA), 4.75%, 5/15/28     1,560,725
        1,250          Lucas County, (Promedia Healthcare
                       Obligation Group), (AMBAC),
                       5.375%, 11/15/23                            1,152,088
----------------------------------------------------------------------------
                                                                 $ 7,168,736
----------------------------------------------------------------------------
Insured-Housing -- 3.8%
----------------------------------------------------------------------------
       $2,235          Montgomery County, (Creekside Villas),
                       (FSA), (AMT), 5.95%, 9/1/19               $ 2,166,654
----------------------------------------------------------------------------
                                                                 $ 2,166,654
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.7%
----------------------------------------------------------------------------
       $  615          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                 $   386,405
----------------------------------------------------------------------------
                                                                 $   386,405
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Transportation -- 3.4%
----------------------------------------------------------------------------
       $1,000          Ohio Turnpike Commission, (FGIC),
                       5.50%, 2/15/24                            $   959,260
        1,000          Ohio Turnpike Commission, (FGIC),
                       5.50%, 2/15/26                                957,790
----------------------------------------------------------------------------
                                                                 $ 1,917,050
----------------------------------------------------------------------------
Insured-Water and Sewer -- 5.9%
----------------------------------------------------------------------------
       $4,000          Delaware County, Sewer District, (MBIA),
                       4.75%, 12/1/24                            $ 3,359,000
----------------------------------------------------------------------------
                                                                 $ 3,359,000
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.2%
----------------------------------------------------------------------------
       $1,300          Union County, (Pleasant Valley Joint
                       Fire District), 6.125%, 12/1/19           $ 1,235,832
----------------------------------------------------------------------------
                                                                 $ 1,235,832
----------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
----------------------------------------------------------------------------
       $  650          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                             $   582,745
----------------------------------------------------------------------------
                                                                 $   582,745
----------------------------------------------------------------------------
Solid Waste -- 0.6%
----------------------------------------------------------------------------
       $  400          Ohio Water Development Authority, Solid
                       Waste Disposal Revenue, (Bay Shore
                       Power), (AMT), 5.875%, 9/1/20             $   358,020
----------------------------------------------------------------------------
                                                                 $   358,020
----------------------------------------------------------------------------
Special Tax Revenue -- 1.2%
----------------------------------------------------------------------------
       $  875          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $   658,175
----------------------------------------------------------------------------
                                                                 $   658,175
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Transportation -- 2.8%
----------------------------------------------------------------------------
       $1,000          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/28(2)(3)    $   628,300
        1,100          Toledo-Lucas County Port Authority,
                       5.40%, 5/15/19                                961,939
----------------------------------------------------------------------------
                                                                 $ 1,590,239
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $61,150,025)                                 $54,891,872
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                           $ 1,656,801
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $56,548,673
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Ohio municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 37.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.9% to 14.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Certificates of Participation -- 0.9%
----------------------------------------------------------------------------
       $  500          Cliff House Trust (AMT), 6.625%, 6/1/27   $   480,190
----------------------------------------------------------------------------
                                                                 $   480,190
----------------------------------------------------------------------------
Cogeneration -- 1.0%
----------------------------------------------------------------------------
       $  500          Pennsylvania EDA, (Resource
                       Recovery-Colver), (AMT), 7.05%, 12/1/10   $   531,180
----------------------------------------------------------------------------
                                                                 $   531,180
----------------------------------------------------------------------------
Education -- 8.1%
----------------------------------------------------------------------------
       $1,500          Pennsylvania HEFA, (Drexel University),
                       6.00%, 5/1/29                             $ 1,460,535
        3,000          Pennsylvania HEFA, (University of
                       Pennsylvania), 4.625%, 7/15/30              2,367,120
          600          Philadelphia HEFA, (Chestnut Hill
                       College), 6.00%, 10/1/29                      545,664
----------------------------------------------------------------------------
                                                                 $ 4,373,319
----------------------------------------------------------------------------
Electric Utilities -- 0.7%
----------------------------------------------------------------------------
       $  450          Puerto Rico Electric Power Authority,
                       5.00%, 7/1/28                             $   386,523
----------------------------------------------------------------------------
                                                                 $   386,523
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.1%
----------------------------------------------------------------------------
       $2,000          Westmoreland County Municipal Authority,
                       (FGIC), Escrowed to Maturity,
                       0.00%, 8/15/19                            $   608,460
----------------------------------------------------------------------------
                                                                 $   608,460
----------------------------------------------------------------------------
Gas Utilities -- 1.7%
----------------------------------------------------------------------------
       $1,325          Philadelphia Natural Gas Works,
                       Variable Rate, 7/1/28(1)                  $   928,957
----------------------------------------------------------------------------
                                                                 $   928,957
----------------------------------------------------------------------------
General Obligations -- 2.1%
----------------------------------------------------------------------------
       $1,500          Puerto Rico, Variable Rate, 7/1/27(1)(2)  $ 1,135,350
----------------------------------------------------------------------------
                                                                 $ 1,135,350
----------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.6%
----------------------------------------------------------------------------
       $1,500          Chester County HEFA, (Devereux
                       Foundation), 6.00%, 11/1/29               $ 1,415,640
----------------------------------------------------------------------------
                                                                 $ 1,415,640
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Hospital -- 2.1%
----------------------------------------------------------------------------
       $1,100          Montgomery County HEFA, (Montgomery
                       Hospital), 6.375%, 7/1/07                 $ 1,110,439
----------------------------------------------------------------------------
                                                                 $ 1,110,439
----------------------------------------------------------------------------
Industrial Development Revenue -- 7.7%
----------------------------------------------------------------------------
       $1,000          New Morgan IDA, (New Morgan Landfill),
                       (AMT), 6.50%, 4/1/19                      $   938,790
        1,000          Pennsylvania Solid Waste Disposal, (USG
                       Corp.), (AMT), 6.00%, 6/1/31                  927,050
          600          Philadelphia IDA, (Franklin Institute),
                       5.20%, 6/15/26                                508,614
        1,800          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23             1,809,522
----------------------------------------------------------------------------
                                                                 $ 4,183,976
----------------------------------------------------------------------------
Insured-Education -- 18.4%
----------------------------------------------------------------------------
       $1,000          Northampton County HEFA, (Lafayette
                       College), (MBIA), 5.00%, 11/1/27          $   860,580
        1,000          Pennsylvania HEFA, (Bryn Mawr College),
                       (AMBAC), 5.125%, 12/1/29                      873,420
        2,000          Pennsylvania HEFA, (State System Higher
                       Education), (FSA), 5.00%, 6/15/24           1,741,260
        3,000          Pennsylvania HEFA, (Temple University),
                       (MBIA), 5.00%, 4/1/29                       2,571,540
        1,700          Pennsylvania HEFA, (Thomas Jefferson
                       University), (AMBAC), 5.00%, 7/1/19         1,519,086
          750          University of Pittsburgh, (FGIC),
                       5.125%, 6/1/22                                671,752
        2,000          Washington County Authority, (Girard
                       College), (MBIA), 5.00%, 5/15/28            1,718,420
----------------------------------------------------------------------------
                                                                 $ 9,956,058
----------------------------------------------------------------------------
Insured-General Obligations -- 8.4%
----------------------------------------------------------------------------
       $1,825          Hopewell School District, (FSA),
                       0.00%, 9/1/25                             $   375,001
        1,150          Philadelphia School District, (MBIA),
                       4.75%, 4/1/27                                 946,484
        3,000          Philadelphia, (FSA), 5.00%, 3/15/28         2,560,770
          250          Southeast Delco Area School District,
                       (MBIA), 0.00%, 2/1/24                          56,355
          700          Spring Ford School District, (FGIC),
                       4.75%, 3/1/25                                 580,951
----------------------------------------------------------------------------
                                                                 $ 4,519,561
----------------------------------------------------------------------------
Insured-Hospital -- 24.4%
----------------------------------------------------------------------------
       $3,000          Beaver County Hospital Authority,
                       (Valley Health Systems, Inc.), (AMBAC),
                       5.00%, 5/15/28                            $ 2,534,760

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Hospital (continued)
----------------------------------------------------------------------------
       $1,000          Berks County Municipal Authority,
                       (Reading Hospital and Medical Center),
                       (FSA), 6.00%, 11/1/29                     $   989,650
        1,000          Dauphin County General Authority,
                       (Pinnacle Health System), (MBIA),
                       5.50%, 5/15/27                                920,870
        1,000          Delaware County Authority, (Catholic
                       Health East), (AMBAC), 4.875%, 11/15/26       825,770
        2,250          Lehigh County General Purpose Authority,
                       (Lehigh Valley Health Network), (MBIA),
                       5.25%, 7/1/29                               1,974,082
        3,000          Montgomery County HEFA, (Abington
                       Memorial Hospital), (AMBAC),
                       5.00%, 6/1/28                               2,534,580
        1,000          Pennsylvania HEFA, (UPMC Health System),
                       (FSA), 5.00%, 8/1/29                          848,110
        3,000          Sharon Health System Authority, (Sharon
                       Regional Health System), (MBIA),
                       5.00%, 12/1/28                              2,530,530
----------------------------------------------------------------------------
                                                                 $13,158,352
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 5.0%
----------------------------------------------------------------------------
       $1,550          Pennsylvania Turnpike Commission Oil
                       Franchise, (AMBAC), Variable Rate,
                       12/1/27(1)(2)                             $   995,038
          500          Pittsburgh and Allegheny County Public
                       Auditorium Authority, (AMBAC),
                       5.00%, 2/1/24                                 435,730
        1,000          Pittsburgh and Allegheny County Public
                       Auditorium Authority, (AMBAC),
                       5.00%, 2/1/24                                 871,460
          595          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(3)                                     373,839
----------------------------------------------------------------------------
                                                                 $ 2,676,067
----------------------------------------------------------------------------
Insured-Transportation -- 5.6%
----------------------------------------------------------------------------
       $2,450          Philadelphia Parking Authority, (AMBAC),
                       5.25%, 2/15/29                            $ 2,171,950
        1,350          Southeastern Pennsylvania Transit
                       Authority, (FGIC), Variable Rate,
                       3/1/29(1)(2)                                  856,818
----------------------------------------------------------------------------
                                                                 $ 3,028,768
----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
----------------------------------------------------------------------------
       $  500          Delaware County IDA, (Water Facilities),
                       (FGIC), (AMT), 6.00%, 6/1/29              $   491,515
        1,000          Pittsburgh Water and Sewer Authority,
                       (FSA), 5.10%, 9/1/24                          882,870
----------------------------------------------------------------------------
                                                                 $ 1,374,385
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Nursing Home -- 2.9%
----------------------------------------------------------------------------
       $  500          Clarion County IDA, (Beverly
                       Enterprises, Inc.), 5.875%, 5/1/07        $   479,535
          500          Crawford County Hospital Authority,
                       (Wesbury United Methodist Community),
                       6.25%, 8/15/29                                467,750
          685          Cumberland County IDA, (Beverly
                       Enterprises, Inc.), 5.50%, 10/1/08            637,386
----------------------------------------------------------------------------
                                                                 $ 1,584,671
----------------------------------------------------------------------------
Transportation -- 3.1%
----------------------------------------------------------------------------
       $  540          Erie Municipal Airport Authority, (AMT),
                       5.50%, 7/1/09                             $   509,231
          500          Erie Municipal Airport Authority, (AMT),
                       5.875%, 7/1/16                                465,655
          800          Puerto Rico Highway and Transportation
                       Authority, Variable Rate, 7/1/26(2)(3)        691,928
----------------------------------------------------------------------------
                                                                 $ 1,666,814
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $59,759,343)                                 $53,118,710
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                           $   926,065
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $54,044,775
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 1999, 66.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.0% to 24.7% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 1999

                                CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $155,289,304    $ 95,347,291       $57,149,416       $47,025,931
   Unrealized depreciation         (16,932,153)    (11,287,753)       (7,223,403)       (5,258,299)
----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $138,357,151    $ 84,059,538       $49,926,013       $41,767,632
----------------------------------------------------------------------------------------------------
Cash                              $    516,900    $         --       $    49,569       $        --
Interest and dividends
   receivable                        2,525,755       1,237,663         1,032,290           540,115
Receivable from the Investment
   Adviser                               7,943             685               685               685
Prepaid expenses                         4,038           2,038             2,038             2,038
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $141,411,787    $ 85,299,924       $51,010,595       $42,310,470
----------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------
Due to bank                       $         --    $     15,196       $        --       $    61,785
Payable to affiliate for
   Trustees' fees                        1,839           1,387               376               620
Accrued expenses                        64,064          50,011            49,990            49,768
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $     65,903    $     66,594       $    50,366       $   112,173
----------------------------------------------------------------------------------------------------
NET ASSETS                        $141,345,884    $ 85,233,330       $50,960,229       $42,198,297
----------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------
Auction Preferred Shares,
   $0.01 par value, unlimited
   number of shares authorized    $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                    70,798          42,247            25,682            20,852
Additional paid-in capital         105,149,902      62,772,428        38,106,940        30,978,619
Accumulated net realized loss
   (computed on the basis of
   identified cost)                 (6,438,604)     (2,089,704)       (1,625,192)       (1,193,621)
Accumulated undistributed net
   investment income                   495,941         296,112           176,202           150,746
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (16,932,153)    (11,287,753)       (7,223,403)       (5,258,299)
----------------------------------------------------------------------------------------------------
NET ASSETS                        $141,345,884    $ 85,233,330       $50,960,229       $42,198,297
----------------------------------------------------------------------------------------------------
Net assets applicable to
   preferred shares --
   Auction Preferred Shares at
      liquidation value           $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
   Cumulative undeclared
      dividends                         12,912          17,918             1,764             7,794
----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO
   PREFERRED SHARES               $ 59,012,912    $ 35,517,918       $21,501,764       $17,507,794
----------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares                  $ 82,332,972    $ 49,715,412       $29,458,465       $24,690,503
----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                  $141,345,884    $ 85,233,330       $50,960,229       $42,198,297
----------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share )
----------------------------------------------------------------------------------------------------
                                         2,360           1,420               860               700
----------------------------------------------------------------------------------------------------
Common Shares Outstanding
----------------------------------------------------------------------------------------------------
                                     7,079,756       4,224,721         2,568,151         2,085,197
----------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
----------------------------------------------------------------------------------------------------
(NET ASSETS APPLICABLE TO
   COMMON
   SHARES DIVIDED BY COMMON
   SHARES ISSUED
   AND OUTSTANDING)               $      11.63    $      11.77       $     11.47       $     11.84
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 1999

                                NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $99,841,662      $116,216,001   $61,150,025     $59,759,343
   Unrealized depreciation         (9,990,393)      (10,436,284)   (6,258,153)     (6,640,633)
-------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $89,851,269      $105,779,717   $54,891,872     $53,118,710
-------------------------------------------------------------------------------------------------
Cash                              $        --      $         --   $   557,534     $        --
Interest and dividends
   receivable                       1,909,162         2,185,866     1,140,389       1,057,765
Receivable from the Investment
   Adviser                                685               685           685             685
Prepaid expenses                        2,038             1,529         2,038           2,038
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $91,763,154      $107,967,797   $56,592,518     $54,179,198
-------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------
Payble for when-issued
   securities                     $        --      $  1,006,200   $        --     $        --
Due to bank                         1,215,688            56,669            --          83,496
Payable to affiliate for
   Trustees' fees                       1,315               642           376             470
Accrued expenses                       48,836            58,098        43,469          50,457
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $ 1,265,839      $  1,121,609   $    43,845     $   134,423
-------------------------------------------------------------------------------------------------
NET ASSETS                        $90,497,315      $106,846,188   $56,548,673     $54,044,775
-------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------
Auction Preferred Shares,
   $0.01 par value, unlimited
   number of shares authorized    $38,000,000      $ 44,500,000   $23,500,000     $22,500,000
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                   44,783            52,820        27,743          26,632
Additional paid-in capital         66,540,357        78,474,393    41,224,678      39,565,735
Accumulated net realized loss
   (computed on the basis of
   identified cost)                (4,432,931)       (6,127,495)   (2,134,692)     (1,594,189)
Accumulated undistributed net
   investment income                  335,499           382,754       189,097         187,230
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (9,990,393)      (10,436,284)   (6,258,153)     (6,640,633)
-------------------------------------------------------------------------------------------------
NET ASSETS                        $90,497,315      $106,846,188   $56,548,673     $54,044,775
-------------------------------------------------------------------------------------------------
Net assets applicable to
   preferred shares --
   Auction Preferred Shares at
      liquidation value           $38,000,000      $ 44,500,000   $23,500,000     $22,500,000
   Cumulative undeclared
      dividends                         7,681            19,197            --           2,273
-------------------------------------------------------------------------------------------------
TOTAL NET ASSETS APPLICABLE TO
   PREFERRED SHARES               $38,007,681      $ 44,519,197   $23,500,000     $22,502,273
-------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares                  $52,489,634      $ 62,326,991   $33,048,673     $31,542,502
-------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                  $90,497,315      $106,846,188   $56,548,673     $54,044,775
-------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share )
-------------------------------------------------------------------------------------------------
                                        1,520             1,780           940             900
-------------------------------------------------------------------------------------------------
Common Shares Outstanding
-------------------------------------------------------------------------------------------------
                                    4,478,308         5,281,960     2,774,254       2,663,243
-------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
-------------------------------------------------------------------------------------------------
(NET ASSETS APPLICABLE TO
   COMMON
   SHARES DIVIDED BY COMMON
   SHARES ISSUED
   AND OUTSTANDING)               $     11.72      $      11.80   $     11.91     $     11.84
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

                                          CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------
Interest                                    $  6,644,923    $  4,035,281       $ 2,481,604       $ 1,983,696
Dividends                                             --              --            17,647                --
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $  6,644,923    $  4,035,281       $ 2,499,251       $ 1,983,696
--------------------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------------------
Investment adviser fee                      $    860,350    $    512,102       $   309,429       $   254,149
Administration fee                               248,801         144,432            87,829            72,118
Trustees fees and expenses                         7,358           5,551             1,505             1,750
Legal and accounting services                     49,456          37,254            34,162            41,817
Printing and postage                               6,724           7,232             6,853             6,180
Custodian fee                                     45,446          29,679            20,156            16,745
Transfer and dividend disbursing agent
   fees                                           69,431          41,132            24,488            19,639
Preferred shares remarketing agent fee           109,918          66,380            40,126            32,931
Miscellaneous                                     57,861          41,725            43,032            36,451
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $  1,455,345    $    885,487       $   567,580       $   481,780
--------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $     45,446    $     29,679       $    20,156       $    16,745
   Reduction of investment adviser fee           148,588          66,392             8,752            65,351
--------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $    194,034    $     96,071       $    28,908       $    82,096
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                $  1,261,311    $    789,416       $   538,672       $   399,684
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                       $  5,383,612    $  3,245,865       $ 1,960,579       $ 1,584,012
--------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $ (6,438,604)   $ (2,089,704)      $(1,690,952)      $(1,193,621)
   Financial futures contracts                        --              --            65,760                --
--------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $ (6,438,604)   $ (2,089,704)      $(1,625,192)      $(1,193,621)
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(16,932,153)   $(11,287,753)      $(7,223,403)      $(5,258,299)
--------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) --                        $(16,932,153)   $(11,287,753)      $(7,223,403)      $(5,258,299)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(23,370,757)   $(13,377,457)      $(8,848,595)      $(6,451,920)
--------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(17,987,145)   $(10,131,592)      $(6,888,016)      $(4,867,908)
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

                                          NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest                                    $  4,139,995     $  5,003,785   $ 2,679,775     $ 2,555,777
Dividends                                        102,137               --            --              --
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                     $  4,242,132     $  5,003,785   $ 2,679,775     $ 2,555,777
-----------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------
Investment adviser fee                      $    534,480     $    638,606   $   338,276     $   324,605
Administration fee                               154,070          183,527        98,316          92,693
Trustees fees and expenses                         5,261            4,588         1,504           1,599
Legal and accounting services                     37,642           39,564        41,163          40,533
Printing and postage                               7,295            7,538         6,903           6,422
Custodian fee                                     31,406           34,800        21,376          19,843
Transfer and dividend disbursing agent
   fees                                           45,931           57,245        27,764          24,995
Preferred shares remarketing agent fee            70,793           82,903        43,781          42,247
Miscellaneous                                     43,058           50,493        38,257          37,511
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $    929,936     $  1,099,264   $   617,340     $   590,448
-----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee               $     31,406     $     34,800   $    21,376     $    19,843
   Reduction of investment adviser fee            88,239          124,582        38,738          62,926
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                    $    119,645     $    159,382   $    60,114     $    82,769
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                $    810,291     $    939,882   $   557,226     $   507,679
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                       $  3,431,841     $  4,063,903   $ 2,122,549     $ 2,048,098
-----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $ (4,648,144)    $ (6,279,680)  $(2,219,367)    $(1,594,189)
   Financial futures contracts                   215,213          152,185        84,675              --
-----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                           $ (4,432,931)    $ (6,127,495)  $(2,134,692)    $(1,594,189)
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $ (9,990,393)    $(10,436,284)  $(6,258,153)    $(6,640,633)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) --                        $ (9,990,393)    $(10,436,284)  $(6,258,153)    $(6,640,633)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(14,423,324)    $(16,563,779)  $(8,392,845)    $(8,234,822)
-----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(10,991,483)    $(12,499,876)  $(6,270,296)    $(6,186,724)
-----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,383,612    $  3,245,865       $ 1,960,579       $ 1,584,012
   Net realized loss                          (6,438,604)     (2,089,704)       (1,625,192)       (1,193,621)
   Net change in unrealized appreciation
      (depreciation) --                      (16,932,153)    (11,287,753)       (7,223,403)       (5,258,299)
--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(17,987,145)   $(10,131,592)      $(6,888,016)      $(4,867,908)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $ (1,293,008)   $   (833,015)      $  (484,017)      $  (392,700)
   Common Shareholders --
      From net investment income              (3,594,663)     (2,116,738)       (1,300,360)       (1,040,566)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (4,887,671)   $ (2,949,753)      $(1,784,377)      $(1,433,266)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of preferred
      shares                                $ 59,000,000    $ 35,500,000       $21,500,000       $17,500,000
   Proceeds from sale of common shares       105,225,000      62,962,500        37,950,000        31,050,000
   Reinvestment of distributions to
      shareholders                               766,603         280,332           406,440           114,549
   Offering costs and preferred shares
      underwriting discounts                    (870,903)       (528,157)         (323,818)         (265,078)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                       $164,120,700    $ 98,214,675       $59,532,622       $48,399,471
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $141,245,884    $ 85,133,330       $50,860,229       $42,098,297
--------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------
At beginning of period                      $    100,000    $    100,000       $   100,000       $   100,000
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $141,345,884    $ 85,233,330       $50,960,229       $42,198,297
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    495,941    $    296,112       $   176,202       $   150,746
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED NOVEMBER 30, 1999(1)

INCREASE (DECREASE) IN NET ASSETS         NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  3,431,841     $  4,063,903   $ 2,122,549     $ 2,048,098
   Net realized loss                          (4,432,931)      (6,127,495)   (2,134,692)     (1,594,189)
   Net change in unrealized appreciation
      (depreciation) --                       (9,990,393)     (10,436,284)   (6,258,153)     (6,640,633)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                               $(10,991,483)    $(12,499,876)  $(6,270,296)    $(6,186,724)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   Preferred Shareholders --
      From net investment income            $   (861,719)    $   (995,127)  $  (542,305)    $  (526,689)
   Common Shareholders --
      From net investment income              (2,234,623)      (2,686,022)   (1,391,147)     (1,334,179)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $ (3,096,342)    $ (3,681,149)  $(1,933,452)    $(1,860,868)
-----------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of preferred
      shares                                $ 38,000,000     $ 44,500,000   $23,500,000     $22,500,000
   Proceeds from sale of common shares        66,750,000       78,760,116    41,400,000      39,675,000
   Reinvestment of distributions to
      shareholders                               299,002          325,240       104,735         154,913
   Offering costs and preferred shares
      underwriting discounts                    (563,862)        (658,143)     (352,314)       (337,546)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                       $104,485,140     $122,927,213   $64,652,421     $61,992,367
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  $ 90,397,315     $106,746,188   $56,448,673     $53,944,775
-----------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------
At beginning of period                      $    100,000     $    100,000   $   100,000     $   100,000
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $ 90,497,315     $106,846,188   $56,548,673     $54,044,775
-----------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment
income included in net assets
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $    335,499     $    382,754   $   189,097     $   187,230
-----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                       CALIFORNIA TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)               $ 15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                      $  0.773
Net realized and unrealized
   loss                                      (3.322)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                 $ (2.549)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income              $ (0.186)
Common Shareholders--
   From net investment income              $ (0.510)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $ (0.696)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $ (0.040)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $ (0.085)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $ 11.630
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $ 11.438
---------------------------------------------------------------

TOTAL RETURN(3)                              (20.70)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       CALIFORNIA TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                         $141,346
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.66%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.60%(4)
   Net investment income(5)                    6.83%(4)
Portfolio Turnover                              146%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 1.85%(4)
   Expenses after custodian
     fee reduction(5)                          1.79%(4)
   Net investment income(5)                    6.64%(4)
   Net investment income per
     share                                 $  0.752
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.06%(4)
   Net expenses after
     custodian fee reduction                   1.02%(4)
   Net investment income                       4.37%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.18%(4)
   Expenses after custodian
     fee reduction                             1.14%(4)
   Net investment income                       4.25%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                              2,360
   Asset coverage per
     preferred share(6)                    $ 59,892
   Involuntary liquidation
     preference per preferred
     share(7)                              $ 25,000
   Approximate market value
     per preferred share(7)                $ 25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                         FLORIDA TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $            15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                 $             0.779
Net realized and unrealized
   loss                                            (3.180)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $            (2.401)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income         $            (0.200)
Common Shareholders--
   From net investment income         $            (0.502)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $            (0.702)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $            (0.042)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $            (0.085)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $            11.770
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $            10.438
---------------------------------------------------------------

TOTAL RETURN(3)                                    (27.62)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         FLORIDA TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $            85,233
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                                   1.74%(4)
   Net expenses after
     custodian fee
     reduction(5)                                    1.68%(4)
   Net investment income(5)                          6.89%(4)
Portfolio Turnover                                    101%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                       1.88%(4)
   Expenses after custodian
     fee reduction(5)                                1.82%(4)
   Net investment income(5)                          6.75%(4)
   Net investment income per
     share                            $             0.763
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                      1.11%(4)
   Net expenses after
     custodian fee reduction                         1.07%(4)
   Net investment income                             4.39%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                          1.20%(4)
   Expenses after custodian
     fee reduction                                   1.16%(4)
   Net investment income                             4.30%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                    1,420
   Asset coverage per
     preferred share(6)               $            60,023
   Involuntary liquidation
     preference per preferred
     share(7)                         $            25,000
   Approximate market value
     per preferred share(7)           $            25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                      MASSACHUSETTS TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)                $15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $ 0.779
Net realized and unrealized
   loss                                      (3.479)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                  $(2.700)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income               $(0.192)
Common Shareholders--
   From net investment income               $(0.510)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.702)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                          $(0.043)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                                $(0.085)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                   $11.470
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                          $11.438
---------------------------------------------------------------

TOTAL RETURN(3)                              (20.68)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      MASSACHUSETTS TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $50,960
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.98%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.91%(4)
   Net investment income(5)                    6.93%(4)
Portfolio Turnover                              111%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 2.01%(4)
   Expenses after custodian
     fee reduction(5)                          1.94%(4)
   Net investment income(5)                    6.90%(4)
   Net investment income per
     share                                  $ 0.776
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.26%(4)
   Net expenses after
     custodian fee reduction                   1.21%(4)
   Net investment income                       4.41%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.28%(4)
   Expenses after custodian
     fee reduction                             1.23%(4)
   Net investment income                       4.39%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                860
   Asset coverage per
     preferred share(6)                     $59,256
   Involuntary liquidation
     preference per preferred
     share(7)                               $25,000
   Approximate market value
     per preferred share(7)                 $25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                        MICHIGAN TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)               $ 15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                      $  0.771
Net realized and unrealized
   loss                                      (3.111)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                 $ (2.340)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income              $ (0.191)
Common Shareholders--
   From net investment income              $ (0.500)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $ (0.691)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $ (0.044)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $ (0.085)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $ 11.840
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $ 10.875
---------------------------------------------------------------

TOTAL RETURN(3)                              (24.66)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        MICHIGAN TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                         $ 42,198
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.78%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.71%(4)
   Net investment income(5)                    6.77%(4)
Portfolio Turnover                               90%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 2.06%(4)
   Expenses after custodian
     fee reduction(5)                          1.99%(4)
   Net investment income(5)                    6.49%(4)
   Net investment income per
     share                                 $  0.738
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.14%(4)
   Net expenses after
     custodian fee reduction                   1.09%(4)
   Net investment income                       4.33%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.32%(4)
   Expenses after custodian
     fee reduction                             1.27%(4)
   Net investment income                       4.15%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                700
   Asset coverage per
     preferred share(6)                    $ 60,283
   Involuntary liquidation
     preference per preferred
     share(7)                              $ 25,000
   Approximate market value
     per preferred share(7)                $ 25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                       NEW JERSEY TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)                $15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $ 0.778
Net realized and unrealized
   loss                                      (3.235)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                  $(2.457)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income               $(0.195)
Common Shareholders--
   From net investment income               $(0.500)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.695)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                          $(0.042)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                                $(0.086)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                   $11.720
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                          $10.875
---------------------------------------------------------------

TOTAL RETURN(3)                              (24.64)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       NEW JERSEY TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $90,497
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.67%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.61%(4)
   Net investment income(5)                    6.83%(4)
Portfolio Turnover                              114%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 1.85%(4)
   Expenses after custodian
     fee reduction(5)                          1.79%(4)
   Net investment income(5)                    6.65%(4)
   Net investment income per
     share                                  $ 0.757
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.07%(4)
   Net expenses after
     custodian fee reduction                   1.03%(4)
   Net investment income                       4.35%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.18%(4)
   Expenses after custodian
     fee reduction                             1.14%(4)
   Net investment income                       4.24%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                              1,520
   Asset coverage per
     preferred share(6)                     $59,538
   Involuntary liquidation
     preference per preferred
     share(7)                               $25,000
   Approximate market value
     per preferred share(7)                 $25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                        NEW YORK TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)               $ 15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                      $  0.781
Net realized and unrealized
   loss                                      (3.153)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                 $ (2.372)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income              $ (0.191)
Common Shareholders--
   From net investment income              $ (0.510)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $ (0.701)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $ (0.041)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $ (0.086)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $ 11.800
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $ 10.813
---------------------------------------------------------------

TOTAL RETURN(3)                              (25.00)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        NEW YORK TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                         $106,846
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.65%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.59%(4)
   Net investment income(5)                    6.86%(4)
Portfolio Turnover                              139%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 1.86%(4)
   Expenses after custodian
     fee reduction(5)                          1.80%(4)
   Net investment income(5)                    6.65%(4)
   Net investment income per
     share                                 $  0.757
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.05%(4)
   Net expenses after
     custodian fee reduction                   1.01%(4)
   Net investment income                       4.38%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.18%(4)
   Expenses after custodian
     fee reduction                             1.14%(4)
   Net investment income                       4.25%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                              1,780
   Asset coverage per
     preferred share(6)                    $ 60,026
   Involuntary liquidation
     preference per preferred
     share(7)                              $ 25,000
   Approximate market value
     per preferred share(7)                $ 25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                          OHIO TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)                $15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $ 0.772
Net realized and unrealized
   loss                                      (3.035)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                  $(2.263)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income               $(0.197)
Common Shareholders--
   From net investment income               $(0.502)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.699)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                          $(0.043)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                                $(0.085)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                   $11.910
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                          $11.250
---------------------------------------------------------------

TOTAL RETURN(3)                              (22.06)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          OHIO TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $56,549
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.84%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.77%(4)
   Net investment income(5)                    6.74%(4)
Portfolio Turnover                              136%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 1.96%(4)
   Expenses after custodian
     fee reduction(5)                          1.89%(4)
   Net investment income(5)                    6.62%(4)
   Net investment income per
     share                                  $ 0.758
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.17%(4)
   Net expenses after
     custodian fee reduction                   1.13%(4)
   Net investment income                       4.31%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.25%(4)
   Expenses after custodian
     fee reduction                             1.21%(4)
   Net investment income                       4.23%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                940
   Asset coverage per
     preferred share(6)                     $60,158
   Involuntary liquidation
     preference per preferred
     share(7)                               $25,000
   Approximate market value
     per preferred share(7)                 $25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIOD

                                      PENNSYLVANIA TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)                $15.000
---------------------------------------------------------------
Income (loss) from operations
---------------------------------------------------------------
Net investment income                       $ 0.780
Net realized and unrealized
   loss                                      (3.108)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                  $(2.328)
---------------------------------------------------------------
Less distributions
---------------------------------------------------------------
Preferred Shareholders--
   From net investment income               $(0.201)
Common Shareholders--
   From net investment income               $(0.502)
---------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.703)
---------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                          $(0.043)
---------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                                $(0.086)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                   $11.840
---------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                          $10.750
---------------------------------------------------------------

TOTAL RETURN(3)                              (25.50)%
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      PENNSYLVANIA TRUST
                                -------------------------------
                                PERIOD ENDED
                                NOVEMBER 30, 1999(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+++
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $54,045
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Net expenses(5)                             1.77%(4)
   Net expenses after
     custodian fee
     reduction(5)                              1.70%(4)
   Net investment income(5)                    6.85%(4)
Portfolio Turnover                               79%
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   attributable to common
   shares):
   Expenses(5)                                 1.98%(4)
   Expenses after custodian
     fee reduction(5)                          1.91%(4)
   Net investment income(5)                    6.64%(4)
   Net investment income per
     share                                  $ 0.756
---------------------------------------------------------------
++ The ratios reported above are based on net assets
   attributable solely to common shares. The ratios based on
   net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                1.13%(4)
   Net expenses after
     custodian fee reduction                   1.08%(4)
   Net investment income                       4.37%(4)
+ The expenses of the Trust reflect a reduction of the
   investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                    1.26%(4)
   Expenses after custodian
     fee reduction                             1.21%(4)
   Net investment income                       4.24%(4)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                900
   Asset coverage per
     preferred share(6)                     $60,050
   Involuntary liquidation
     preference per preferred
     share(7)                               $25,000
   Approximate market value
     per preferred share(7)                 $25,000
---------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999, to November 30, 1999.

 (2)  Computed using average common shares outstanding.

 (3) Total return is calculated assuming a purchase at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

 (4)  Annualized.

 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.

 (6) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

 (7)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. The Trusts' investment objectives are to provide current income exempt from regular federal income taxes, and taxes in each Trust's specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 D Federal Taxes -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 1999, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                        AMOUNT         EXPIRES
    ------------------------------------------------------------------------
    California Trust                          $6,426,778   November 30, 2007
    Florida Trust                             $2,089,704   November 30, 2007
    Massachusetts Trust                       $1,625,192   November 30, 2007
    Michigan Trust                            $1,193,621   November 30, 2007
    New Jersey Trust                          $4,432,931   November 30, 2007
    New York Trust                            $6,127,495   November 30, 2007
    Ohio Trust                                $2,126,380   November 30, 2007
    Pennsylvania Trust                        $1,594,189   November 30, 2007

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends.

 E Organization and Offering Costs -- Costs incurred by each Trust in connection with its organization have been expensed. Costs incurred by the Trust in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the daily average cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   As of November 30, 1999, Auction Preferred Shares issued and outstanding and dividend rate ranges are as indicated below:

                                                 PREFERRED SHARES         DIVIDENDS RATE
    TRUST                                     ISSUED AND OUTSTANDING          RANGES
    ----------------------------------------------------------------------------------------
    California Trust                                       2,360           2.60% - 3.25%
    Florida Trust                                          1,420           2.85% - 3.75%
    Massachusetts Trust                                      860           2.75% - 3.50%
    Michigan Trust                                           700           2.05% - 3.50%
    New Jersey Trust                                       1,520           2.00% - 3.69%
    New York Trust                                         1,780           2.30% - 3.50%
    Ohio Trust                                               940           1.97% - 3.40%
    Pennsylvania Trust                                       900           2.68% - 3.69%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3 Distributions to Shareholders
-------------------------------------------
   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 1999 was 2.80%, 3.65%, 3.00%, 3.25%, 3.69%, 3.15%, 3.00%, and 3.69%, respectively, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. For the period ended November 30, 1999, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividends rates for such period were as follows:

                                                DIVIDENDS PAID TO      AVERAGE APS
    TRUST                                     PREFERRED SHAREHOLDERS  DIVIDEND RATES
    --------------------------------------------------------------------------------
    California Trust                                $1,293,008               2.97%
    Florida Trust                                      833,015               3.23%
    Massachusetts Trust                                484,017               3.04%
    Michigan Trust                                     392,700               3.07%
    New Jersey Trust                                   861,719               3.09%
    New York Trust                                     995,127               3.07%
    Ohio Trust                                         542,305               3.09%
    Pennsylvania Trust                                 526,689               3.17%

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the period ended November 30, 1999, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $860,350, $512,102, $309,429, $254,149,
   $534,480, $638,606, $338,276, and $324,605, respectively, for California
   Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. In order to enhance the net income of each Trust, EVM waived a portion of its investment advisory fee in the amount of $148,588, $66,392, $8,752, $65,351, $88,239,
   $124,582, $38,738, and $62,926, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the period ended November 30, 1999, the administrative fee amounted to $248,801, $144,432, $87,829, $72,118, $154,070, $183,527, $98,316, and $92,693, respectively, for
   California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended November 30, 1999, no significant amounts have been deferred.

   Certain officers and one Trustee of each Trust are officers of EVM.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the period ended November 30, 1999 were as follows:

    CALIFORNIA TRUST
    ------------------------------------------------------
    Purchases                                 $365,850,379
    Sales                                      204,328,592

    FLORIDA TRUST
    ------------------------------------------------------
    Purchases                                 $177,634,315
    Sales                                       80,211,536

    MASSACHUSETTS TRUST
    ------------------------------------------------------
    Purchases                                 $112,818,267
    Sales                                       54,087,677

    MICHIGAN TRUST
    ------------------------------------------------------
    Purchases                                 $ 84,411,274
    Sales                                       36,200,913

    NEW JERSEY TRUST
    ------------------------------------------------------
    Purchases                                 $203,375,338
    Sales                                       98,880,068

    NEW YORK TRUST
    ------------------------------------------------------
    Purchases                                 $262,634,255
    Sales                                      140,135,100

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

    OHIO TRUST
    ------------------------------------------------------
    Purchases                                 $137,953,071
    Sales                                       74,540,599

    PENNSYLVANIA TRUST
    ------------------------------------------------------
    Purchases                                 $101,762,137
    Sales                                       40,443,320

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at November 30, 1999, as computed for Federal income tax purposes, were as follows:

    CALIFORNIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $155,301,130
    ------------------------------------------------------
    Gross unrealized appreciation             $     60,284
    Gross unrealized depreciation              (17,004,263)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(16,943,979)
    ------------------------------------------------------
    FLORIDA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 95,347,291
    ------------------------------------------------------
    Gross unrealized appreciation             $     57,964
    Gross unrealized depreciation              (11,345,717)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(11,287,753)
    ------------------------------------------------------
    MASSACHUSETTS TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 57,149,416
    ------------------------------------------------------
    Gross unrealized appreciation             $      7,730
    Gross unrealized depreciation               (7,231,133)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (7,223,403)
    ------------------------------------------------------
    MICHIGAN TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,025,931
    ------------------------------------------------------
    Gross unrealized appreciation             $      8,950
    Gross unrealized depreciation               (5,267,249)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,258,299)
    ------------------------------------------------------

    NEW JERSEY TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 99,841,662
    ------------------------------------------------------
    Gross unrealized appreciation             $     10,346
    Gross unrealized depreciation              (10,000,739)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (9,990,393)
    ------------------------------------------------------

    NEW YORK TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $116,216,001
    ------------------------------------------------------
    Gross unrealized appreciation             $     94,405
    Gross unrealized depreciation              (10,530,689)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(10,436,284)
    ------------------------------------------------------

    OHIO TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,158,337
    ------------------------------------------------------
    Gross unrealized appreciation             $         --
    Gross unrealized depreciation               (6,266,465)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,266,465)
    ------------------------------------------------------

    PENNSYLVANIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 59,759,343
    ------------------------------------------------------
    Gross unrealized appreciation             $     16,741
    Gross unrealized depreciation               (6,657,374)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (6,640,633)
    ------------------------------------------------------

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                CALIFORNIA TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                7,015,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      58,089
    --------------------------------------------------------------
    NET INCREASE                                         7,073,089
    --------------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                 FLORIDA TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                4,197,500
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      20,554
    --------------------------------------------------------------
    NET INCREASE                                         4,218,054
    --------------------------------------------------------------

                                              MASSACHUSETTS TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                2,530,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      31,484
    --------------------------------------------------------------
    NET INCREASE                                         2,561,484
    --------------------------------------------------------------

                                                 MICHIGAN TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                2,070,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                       8,530
    --------------------------------------------------------------
    NET INCREASE                                         2,078,530
    --------------------------------------------------------------

                                                NEW JERSEY TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                4,450,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      21,641
    --------------------------------------------------------------
    NET INCREASE                                         4,471,641
    --------------------------------------------------------------

                                                 NEW YORK TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                5,250,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      25,293
    --------------------------------------------------------------
    NET INCREASE                                         5,275,293
    --------------------------------------------------------------

                                                   OHIO TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                2,760,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                       7,587
    --------------------------------------------------------------
    NET INCREASE                                         2,767,587
    --------------------------------------------------------------

                                               PENNSYLVANIA TRUST
                                              --------------------
                                              PERIOD ENDED
                                              NOVEMBER 30, 1999(1)
    --------------------------------------------------------------
    Sales                                                2,645,000
    Issued pursuant to the Trust's dividend
     reinvestment plan                                      11,576
    --------------------------------------------------------------
    NET INCREASE                                         2,656,576
    --------------------------------------------------------------

 (1) For the period from the start of business, January 29, 1999 to November 30, 1999.

8 Financial Instruments
-------------------------------------------
   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At November 30, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST, EATON VANCE FLORIDA MUNICIPAL INCOME TRUST, EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST, EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST, EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST, EATON VANCE NEW YORK MUNICIPAL INCOME TRUST, EATON VANCE OHIO MUNICIPAL INCOME TRUST, AND EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 1999 and the related statement of operations, the statements of changes in net assets and the financial highlights for the period from the start of business, January 29, 1999, to November 30, 1999. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of November 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust,
Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust at November 30, 1999 and the results of their operations, the changes in their net assets and their financial highlights for the period from the start of business, January 29, 1999, to November 30, 1999, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 30, 1999

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of each Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Global Fund Services or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Global Fund Services, at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

THIS FORM IS FOR SHAREHOLDERS WHO HOLD THEIR COMMON SHARES IN THEIR OWN NAMES. IF YOUR COMMON SHARES ARE HELD IN THE NAME OF A BROKERAGE FIRM, BANK, OR OTHER NOMINEE, YOU SHOULD CONTACT YOUR NOMINEE TO SEE IF IT WILL PARTICIPATE IN THE PLAN ON YOUR BEHALF. IF YOU WISH TO PARTICIPATE IN THE PLAN, BUT YOUR BROKERAGE FIRM, BANK, OR NOMINEE IS UNABLE TO PARTICIPATE ON YOUR BEHALF, YOU SHOULD REQUEST THAT YOUR COMMON SHARES BE RE-REGISTERED IN YOUR OWN NAME WHICH WILL ENABLE YOUR PARTICIPATION IN THE PLAN.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------------
                                                      Please print exact name on account:

                                                      ------------------------------------------------------------
                                                      Shareholder signature                      Date

                                                      ------------------------------------------------------------
                                                      Shareholder signature                      Date

                                                      Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must
                                                      sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                 Eaton Vance Municipal Income Trusts
                                 c/o PFPC Global Fund Services
                                 P.O. Box 8030
                                 Boston, MA 02266-8030
                                 800-331-1710
--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of November 30, 1999, our records indicate that there are 81, 58, 63, 42, 63, 55, 51, and 66 registered shareholders for the California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 2,400, 1,800, 1,200, 900, 1,800, 2,200, 1,200, and 1,200 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for the California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                                 Eaton Vance Distributors, Inc.
                                 The Eaton Vance Building
                                 255 State Street
                                 Boston, MA 02109
                                 1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust            CEV
Florida Trust               FEV
Massachusetts Trust         MMV
Michigan Trust              EMI
New Jersey Trust            EVJ
New York Trust              EVY
Ohio Trust                  EVO
Pennsylvania Trust          EVP

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

Officers

Thomas J. Fetter
President and Porfolio Manager
of New York and Ohio Municipal
Income Trusts

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
New Jersey Municipal Income
Trusts

Cynthia J. Clemson
Vice President and Portfolio
Manager of California and Florida
Municipal Income Trusts
and Portfolio Manager of
Pennsylvania Municipal Income Trust

William H. Ahern, Jr.
Portfolio Manager of
Michigan Municipal
Income Trust

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser and Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109



Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116



Transfer Agent and Dividend Disbursing Agent
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122



Independent Auditors
Deloitte &Touche LLP
200 Berkeley Street
Boston, MA 02116-5022



Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109



47-11/99
CE-MUNISRC-11/991